[
                                    FORM N-Q

                   QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF
                    REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-06243
                                   ---------

                            FRANKLIN STRATEGIC SERIES
                -------------------------------------------------
               (Exact name of registrant as specified in charter)

                 ONE FRANKLIN PARKWAY, SAN MATEO, CA 94403-1906
               ---------------------------------------------------
               (Address of principal executive offices) (Zip code)

          CRAIG S. TYLE, ONE FRANKLIN PARKWAY, SAN MATEO, CA 94403-1906
          -------------------------------------------------------------
                     (Name and address of agent for service)

Registrant's telephone number, including area code:  650 312-2000
                                                     ------------
Date of fiscal year end:  4/30
                          ----

Date of reporting period: 1/31/10
                          -------

Item 1. Schedule of Investments.


FRANKLIN STRATEGIC SERIES
FRANKLIN BIOTECHNOLOGY DISCOVERY FUND
STATEMENT OF INVESTMENTS, JANUARY 31, 2010 (UNAUDITED)

                                                                                                     SHARES/
                                                                                   COUNTRY          WARRANTS            VALUE
                                                                               --------------   ----------------   ---------------
       COMMON STOCKS AND OTHER EQUITY INTERESTS 98.5%
       BIOTECHNOLOGY 75.1 %
   (a) Achillion Pharmaceuticals Inc.                                           United States      399,500         $       942,820
   (a) AEterna Zentaris Inc.                                                        Canada       1,182,925               1,005,959
   (a) AEterna Zentaris Inc., wts., 12/23/11                                        Canada         152,329                      --
   (a) Alexion Pharmaceuticals Inc.                                             United States      101,700               4,715,829
   (a) AMAG Pharmaceuticals Inc.                                                United States       20,300                 892,794
   (a) Amgen Inc.                                                               United States      448,700              26,239,976
   (a) Amylin Pharmaceuticals Inc.                                              United States      115,300               2,073,094
   (a) Anadys Pharmaceuticals Inc.                                              United States      349,500                 705,990
   (a) ArQule Inc.                                                              United States      508,609               1,642,807
   (a) Biogen Idec Inc.                                                         United States      243,161              13,067,472
   (a) BioMarin Pharmaceutical Inc.                                             United States      600,400              11,665,772
   (a) Biospecifics Technologies Corp.                                          United States       43,600               1,177,200
   (a) Celgene Corp.                                                            United States      569,400              32,330,532
   (a) Cephalon Inc.                                                            United States      183,500              11,714,640
   (a) Chelsea Therapeutics International Ltd.                                  United States      422,500               1,090,050
   (a) Clinical Data Inc.                                                       United States       58,300                 896,071
   (a) ConjuChem Biotechnologies Inc., wts., 12/31/11                               Canada       2,343,750                      --
   (a) Curis Inc.                                                               United States      967,900               1,993,874
   (a) Dendreon Corp.                                                           United States       81,100               2,246,470
   (a) Facet Biotech Corp.                                                      United States      114,360               1,801,170
   (a) Gentium SpA, ADR                                                             Italy          851,600               1,660,620
   (a) Genzyme Corp.                                                            United States      493,100              26,755,606
   (a) Gilead Sciences Inc.                                                     United States      645,200              31,143,804
   (a) Halozyme Therapeutics Inc.                                               United States       93,100                 504,602
   (a) Human Genome Sciences Inc.                                               United States      221,800               5,871,046
(a, b) lndevus Pharmaceuticals Inc., Escrow Account                             United States    1,006,900                 314,656
   (a) lnhibitex Inc.                                                           United States      155,887                 165,240
   (a) Myriad Genetics Inc.                                                     United States      144,400               3,393,400
   (a) OnyxPharmaceuticals Inc.                                                 United States      288,800               8,305,888
   (a) Orexigen Therapeutics Inc.                                               United States      478,154               3,041,060
   (a) OSI Pharmaceuticals Inc.                                                 United States      188,800               6,460,736
       PDL BioPharma Inc.                                                       United States      556,400               3,560,960
   (a) Pharmasset Inc.                                                          United States      149,175               3,117,758
   (a) Savient Pharmaceuticals Inc.                                             United States      141,700               1,818,011
   (a) Talecris Biotherapeutics Holdings Corp.                                  United States      270,900               6,339,060
   (a) Targacept Inc.                                                           United States       66,000               1,382,700
   (a) Transcept Pharmaceuticals Inc.                                           United States      108,600                 835,134
   (a) United Therapeutics Corp.                                                United States       61,600               3,669,512
   (a) VaxGen Inc.                                                              United States      826,000                 421,260
   (a) Vertex Pharmaceuticals Inc.                                              United States      216,100               8,298,240
                                                                                                                   ---------------
                                                                                                                       233,261,813
                                                                                                                   ---------------
       LIFE SCIENCES TOOLS & SERVICES 8.7%
   (a) Illumina Inc.                                                            United States      151,200               5,547,528
   (a) Life Technologies Corp.                                                  United States      292,400              14,535,204
   (a) QIAGEN NV                                                                 Netherlands       258,900               5,633,664
(a, c) Sequenom Inc.                                                            United States      325,720               1,306,137
                                                                                                                   ---------------
                                                                                                                        27,022,533
                                                                                                                   ---------------
       PHARMACEUTICALS 14.7%
       Allergan Inc.                                                            United States       51,000               2,932,500
   (a) Ardea Biosciences Inc.                                                   United States      169,012               2,474,336
   (a) ARYx Therapeutics Inc.                                                   United States      273,100                 720,984
   (a) Biodel Inc.                                                              United States      175,900                 705,359
   (a) BioForm Medical Inc.                                                     United States      846,995               4,624,593
   (a) Cadence Pharmaceuticals Inc.                                             United States      121,056               1,205,718
   (a) Cardiome Pharma Corp.                                                        Canada         472,728               2,415,640
   (a) DepoMed Inc.                                                             United States      230,200                 656,070
   (a) Eurand NV                                                                 Netherlands       159,200               1,759,160
   (a) Inspire Pharmaceuticals Inc.                                             United States      252,300               1,390,173
   (a) Map Pharmaceuticals Inc.                                                 United States      195,400               2,932,954
   (a) Nuvo Research Inc.                                                           Canada       3,443,000                 868,997
   (a) Nuvo Research Inc. (Legend Shares)                                           Canada       3,441,200                 868,543

    Quarterly Statement of Investments   See Notes to Statements of Investments.

FRANKLIN STRATEGIC SERIES
FRANKLIN BIOTECHNOLOGY DISCOVERY FUND
STATEMENT OF INVESTMENTS, JANUARY 31, 2010 (UNAUDITED) (CONTINUED)


   (a) Penwest Pharmaceuticals Co.                                              United States      369,400         $       960,440
   (a) Questcor Pharmaceuticals Inc.                                            United States      137,700                 623,781
       Roche Holding AG                                                          Switzerland        48,100               8,094,132
       Shire PLC, ADR                                                          United Kingdom       66,600               3,969,360
       Teva Pharmaceutical Industries Ltd., ADR                                     Israel         144,700               8,207,384
                                                                                                                   ---------------
                                                                                                                        45,410,124
                                                                                                                   ---------------
       TOTAL COMMON STOCKS AND OTHER EQUITY INTERESTS (COST $266,022,631)                                              305,694,470
                                                                                                                   ---------------
       PREFERRED STOCKS (COST $5,065,937) 1.6%
       BIOTECHNOLOGY 1.6%
(a, b) FibroGen Inc., pfd., E                                                   United States    1,128,271               5,077,219
                                                                                                                   ---------------

                                                                                                  PRINCIPAL(d)
                                                                                                      AMOUNT
                                                                                                ----------------
       CONVERTIBLE BONDS (COST $1,480,677) 0.3%
       BIOTECHNOLOGY 0.3%
   (b) ConjuChem Biotechnologies Inc., cvt., sub. note, 144A, 8.00%,
          12/31/10                                                                 Canada        1,500,000   CAD           964,010
                                                                                                                   ---------------
       TOTAL INVESTMENTS BEFORE SHORT TERM INVESTMENTS (COST $272,569,245)                                             311,735,699
                                                                                                                   ---------------


                                                                                                     SHARES
                                                                                                ----------------
       SHORT TERM INVESTMENTS 0.4%
       INVESTMENTS FROM CASH COLLATERAL RECEIVED FOR LOANED SECURITIES 0.4%
       MONEY MARKET FUNDS (COST $1,384,000) 0.4%
   (e) Bank of New York Institutional Cash Reserve Fund, Series A, 0.10%        United States    1,384,000              1,384,000
                                                                                                                   ---------------
       TOTAL INVESTMENTS (COST $273,953,245) 100.8%                                                                    313,119,699
       OTHER ASSETS, LESS LIABILITIES (0.8)%                                                                            (2,570,386)
                                                                                                                   ---------------
       NET ASSETS 100.0%                                                                                           $   310,549,313
                                                                                                                   ===============

(a)  Non-income producing.

(b)  See Note 5 regarding restricted securities.

(c)  A portion or all of the security is on loan at January 31,2010.

(d)  The principal amount is stated in U.S. dollars unless otherwise indicated.

(e)  The rate shown is the annualized seven-day yield at period end.

FRANKLIN STRATEGIC SERIES
FRANKLIN BIOTECHNOLOGY DISCOVERY FUND
STATEMENT OF INVESTMENTS, JANUARY 31, 2010 (UNAUDITED) (CONTINUED)

ABBREVIATIONS

CURRENCY

CAD  Canadian Dollar

SELECTED PORTFOLIO

ADR  American Depository Receipt

FRANKLIN STRATEGIC SERIES
FRANKLIN FLEX CAP GROWTH FUND
STATEMENT OF INVESTMENTS, JANUARY 31, 2010 (UNAUDITED)

                                                                                                    SHARES              VALUE
                                                                                                ----------------   ---------------
       COMMON STOCKS 98.4%
       AUTOMOBILES & COMPONENTS 1.3%
       Johnson Controls Inc.                                                                     1,375,000         $    38,266,250
                                                                                                                   ---------------
       BANKS 0.7%
       Wells Fargo & Co.                                                                           750,000              21,322,500
                                                                                                                   ---------------
       CAPITAL GOODS 4.7%
       Danaher Corp.                                                                               425,000              30,323,750
   (a) First Solar Inc.                                                                            125,000              14,162,500
       Flowserve Corp.                                                                             300,000              27,051,000
   (a) Jacobs Engineering Group Inc.                                                               450,000              17,005,500
       Precision Castparts Corp.                                                                   275,000              28,943,750
       United Technologies Corp.                                                                   250,000              16,870,000
                                                                                                                   ---------------
                                                                                                                       134,356,500
                                                                                                                   ---------------
       COMMERCIAL & PROFESSIONAL SERVICES 1.2%
   (a) Stericycle Inc.                                                                             650,000              34,404,500
                                                                                                                   ---------------
       CONSUMER DURABLES & APPAREL 1.9%
       NIKE Inc., B                                                                                450,000              28,687,500
       Polo Ralph Lauren Corp.                                                                     300,000              24,600,000
                                                                                                                   ---------------
                                                                                                                        53,287,500
                                                                                                                   ---------------
       CONSUMER SERVICES 1.1 %
   (a) Apolio Group Inc., A                                                                        500,000              30,295,000
                                                                                                                   ---------------
       DIVERSIFIED FINANCIALS 2.9%
       BlackRock Inc.                                                                              145,000              31,003,900
       JPMorgan Chase & Co.                                                                        331,700              12,916,398
       Lazard LId., LP                                                                             400,000              15,416,000
       T. Rowe Price Group Inc.                                                                    500,000              24,810,000
                                                                                                                   ---------------
                                                                                                                        84,146,298
                                                                                                                   ---------------
       ENERGY 6.0%
   (a) Concho Resources Inc.                                                                     1,000,000              44,870,000
   (a) FMC Technologies Inc.                                                                       550,000              29,243,500
       Occidental Petroleum Corp.                                                                  200,000              15,668,000
   (a) Petrohawk Energy Corp.                                                                    1,500,000              33,495,000
       Smith International Inc.                                                                    919,050              27,865,596
       XTO Energy Inc.                                                                             500,000              22,285,000
                                                                                                                   ---------------
                                                                                                                       173,427,096
                                                                                                                   ---------------
       FOOD & STAPLES RETAILING 1.9%
       CVS Caremark Corp.                                                                        1,700,000              55,029,000
                                                                                                                   ---------------
       FOOD, BEVERAGE & TOBACCO 1.9%
   (a) Hansen Natural Corp.                                                                        625,000              24,031,250
       PepsiCo Inc.                                                                                500,000              29,810,000
                                                                                                                   ---------------
                                                                                                                        53,841,250
                                                                                                                   ---------------
       HEALTH CARE EQUIPMENT & SERVICES 10.1%
       Aetna Inc.                                                                                  750,000              22,477,500
   (a) Athenahealth Inc.                                                                           350,000              13,769,000
       Baxter International Inc.                                                                   450,000              25,915,500
       C. R. Bard Inc.                                                                             330,000              27,353,700
   (a) DaVita Inc.                                                                                 400,000              23,904,000
   (a) Express Scripts Inc.                                                                        500,000              41,930,000
   (a) lntuitive Surgical Inc.                                                                     150,000              49,209,000
       Stryker Corp.                                                                               450,000              23,364,000
   (a) Varian Medical Systems Inc.                                                                 500,000              25,145,000
   (a) VCA Antech Inc.                                                                           1,500,000              38,085,000
                                                                                                                   ---------------
                                                                                                                       291,152,700
                                                                                                                   ---------------

    Quarterly Statement of Investments   See Notes to Statements of Investments.

FRANKLIN STRATEGIC SERIES
FRANKLIN FLEX CAP GROWTH FUND
STATEMENT OF INVESTMENTS, JANUARY 31, 2010 (UNAUDITED) (CONTINUED)

       HOUSEHOLD & PERSONAL PRODUCTS 1.1 %
       The Procter & Gamble Co.                                                                    500,000         $    30,775,000
                                                                                                                   ---------------
       INSURANCE 1.9%
       Aflac Inc.                                                                                1,150,000              55,694,500
                                                                                                                   ---------------
       MATERIALS 5.1%
       Celanese Corp., A                                                                         1,250,000              36,375,000
       Ecolab Inc.                                                                               1,100,000              48,290,000
       Praxair Inc.                                                                                800,000              60,256,000
                                                                                                                   ---------------
                                                                                                                       144,921,000
                                                                                                                   ---------------
       MEDIA 0.5%
       The Walt Disney Co.                                                                         500,000              14,775,000
                                                                                                                   ---------------
       PHARMACEUTICALS, BIOTECHNOLOGY & LIFE SCIENCES 9.3%
       Abbott Laboratories                                                                         550,000              29,117,000
   (a) Celgene Corp.                                                                               825,000              46,843,500
   (a) Gilead Sciences Inc.                                                                      1,000,000              48,270,000
       Johnson & Johnson                                                                           350,000              22,001,000
       Merck & Co. Inc.                                                                          1,506,680              57,525,043
   (a) Onyx Pharmaceuticals Inc.                                                                   600,000              17,256,000
   (a) Talecris Biotherapeutics Holdings Corp.                                                     697,700              16,326,180
   (a) Waters Corp.                                                                                500,000              28,490,000
                                                                                                                   ---------------
                                                                                                                       265,828,723
                                                                                                                   ---------------
       RETAILING 4.5%
   (a) Amazon.com Inc.                                                                             300,000              37,623,000
   (a) Dollar General Corp.                                                                      1,000,000              23,490,000
   (a) Kohl's Corp.                                                                                375,000              18,888,750
   (a) Priceline.com Inc.                                                                          175,000              34,186,250
   (a) Urban Outfitters Inc.                                                                       450,000              14,206,500
                                                                                                                   ---------------
                                                                                                                       128,394,500
                                                                                                                   ---------------
       SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT 3.8%
       Analog Devices Inc.                                                                         800,000              21,568,000
       Intel Corp.                                                                               1,050,000              20,370,000
   (a) Lam Research Corp.                                                                          500,000              16,505,000
       Microchip Technology Inc.                                                                 1,100,000              28,391,000
       Xilinx Inc.                                                                                 950,000              22,401,000
                                                                                                                   ---------------
                                                                                                                       109,235,000
                                                                                                                   ---------------
       SOFTWARE & SERVICES 16.6%
   (a) Adobe Systems Inc.                                                                          950,000              30,685,000
   (a) Alliance Data Systems Corp.                                                                 475,000              28,243,500
   (a) Concur Technologies Inc.                                                                    550,000              21,807,500
       FactSet Research Systems Inc.                                                               300,000              18,900,000
   (a) Google Inc., A                                                                              140,000              74,118,800
       MasterCard Inc., A                                                                          300,000              74,970,000
   (a) McAfee Inc.                                                                                 750,000              28,275,000
   (a) Nuance Communications Inc.                                                                1,900,000              28,538,000
       Oracle Corp.                                                                              1,650,000              38,049,000
       Paychex Inc.                                                                                750,000              21,742,500
   (a) SAIC Inc.                                                                                   700,000              12,831,000
   (a) Salesforce.com Inc.                                                                         300,000              19,065,000
   (a) Sybase Inc.                                                                                 725,000              29,485,750
       Visa Inc., A                                                                                600,000              49,218,000
                                                                                                                   ---------------
                                                                                                                       475,929,050
                                                                                                                   ---------------
       TECHNOLOGY HARDWARE & EQUIPMENT 16.3%
   (a) Apple Inc.                                                                                  460,000              88,375,200
   (a) Cisco Systems Inc.                                                                        3,400,000              76,398,000
   (a) EMC Corp.                                                                                   850,000              14,169,500
   (a) FLIR Systems Inc.                                                                         1,250,000              36,975,000
       Hewlett-Packard Co.                                                                       1,500,000              70,605,000

FRANKLIN STRATEGIC SERIES
FRANKLIN FLEX CAP GROWTH FUND
STATEMENT OF INVESTMENTS, JANUARY 31, 2010 (UNAUDITED) (CONTINUED)

   (a) Juniper Networks Inc.                                                                       850,000         $    21,105,500
       National Instruments Corp.                                                                  750,000              22,042,500
   (a) NetApp Inc.                                                                               1,350,000              39,325,500
       QUALCOMM Inc.                                                                             2,000,000              78,380,000
   (a) Trimble Navigation Ltd.                                                                     950,000              21,745,500
                                                                                                                   ---------------
                                                                                                                       469,121,700
                                                                                                                   ---------------
       TELECOMMUNICATION SERVICES 3.0%
   (a) American Tower Corp., A                                                                   1,350,000              57,307,500
(a, b) Anda Networks                                                                                36,443                  26,603
   (a) Nll Holdings Inc.                                                                           900,000              29,466,000
                                                                                                                   ---------------
                                                                                                                        86,800,103
                                                                                                                   ---------------
       TRANSPORTATION 2.6%
       C.H. Robinson Worldwide Inc.                                                                500,000              28,315,000
       Expeditors International of Washington Inc.                                               1,000,000              34,100,000
       FedEx Corp.                                                                                 170,000              13,319,500
                                                                                                                   ---------------
                                                                                                                        75,734,500
                                                                                                                   ---------------
       TOTAL COMMON STOCKS (COST $2,280,749,442)                                                                     2,826,737,670
                                                                                                                   ---------------
       PREFERRED STOCKS (COST $9,999,998) 0.4%
       PHARMACEUTICALS, BIOTECHNOLOGY & LIFE SCIENCES 0.4%
(a, b) FibroGen Inc., pfd., E                                                                    2,227,171              10,022,269
                                                                                                                   ---------------
       TOTAL INVESTMENTS BEFORE SHORT TERM INVESTMENTS (COST $2,290,749,440)                                         2,836,759,939
                                                                                                                   ---------------
       SHORT TERM INVESTMENTS (COST $63,564,376) 2.2%
       MONEY MARKET FUNDS 2.2%
   (c) Institutional Fiduciary Trust Money Market Portfolio, 0.00%                              63,564,376              63,564,376
                                                                                                                   ---------------
       TOTAL INVESTMENTS (COST $2,354,313,816) 101.0%                                                                2,900,324,315
       OTHER ASSETS, LESS LIABILITIES (1.0)%                                                                           (28,361,149)
                                                                                                                   ---------------
       NET ASSETS 100.0%                                                                                           $ 2,871,963,166
                                                                                                                   ===============

(a)  Non-income producing.

(b)  See Note 5 regarding restricted securities.

(c) The Institutional Fiduciary Trust Money Market Portfolio is managed by the Fund's investment manager. The rate shown is the annualized seven-day yield at period end.

FRANKLIN STRATEGIC SERIES
FRANKLIN FOCUSED CORE EQUITY FUND
STATEMENT OF INVESTMENTS, JANUARY 31, 2010 (UNAUDITED)

                                                                                   COUNTRY           SHARES             VALUE
                                                                               --------------   ----------------   ---------------
       COMMON STOCKS 93.9%
       CONSUMER DISCRETIONARY 13.1 %
   (a) Apollo Group Inc., A                                                     United States        8,430         $       510,774
       CBS Corp., B                                                             United States        3,950                  51,073
       Harman International Industries Inc.                                     United States        4,540                 161,397
       The Sherwin-Williams Co.                                                 United States        6,060                 383,901
       Target Corp.                                                             United States        5,110                 261,990
       Weight Watchers International Inc.                                       United States        4,420                 127,561
                                                                                                                   ---------------
                                                                                                                         1,496,696
                                                                                                                   ---------------
       CONSUMER STAPLES 7.7%
       Corn Products International Inc.                                         United States        6,390                 181,603
       CVS Caremark Corp.                                                       United States       14,670                 474,868
   (a) Hansen Natural Corp.                                                     United States        5,900                 226,855
                                                                                                                   ---------------
                                                                                                                           883,326
                                                                                                                   ---------------
       ENERGY 8.7%
       Marathon Oil Corp.                                                       United States       13,260                 395,281
   (a) Petrohawk Energy Corp.                                                   United States       11,160                 249,203
       Petroplus Holdings AG                                                     Switzerland        17,703                 300,404
   (a) SEACOR Holdings Inc.                                                     United States          660                  46,365
                                                                                                                   ---------------
                                                                                                                           991,253
                                                                                                                   ---------------
       FINANCIALS 15.9%
   (a) Berkshire Hathaway Inc., B                                               United States        8,030                 613,733
       CapitalSource Inc.                                                       United States       14,100                  67,539
   (a) Citigroup Inc.                                                           United States       34,710                 115,237
       Legg Mason Inc.                                                          United States        7,370                 189,999
       Northern Trust Corp.                                                     United States        8,350                 421,842
       U.S. Bancorp                                                             United States       16,480                 413,318
                                                                                                                   ---------------
                                                                                                                         1,821,668
                                                                                                                   ---------------
       HEALTH CARE 15.9%
       Aetna Inc.                                                               United States       12,480                 374,025
       Alcon Inc.                                                                Switzerland         1,030                 160,381
       Merck & Co. Inc.                                                         United States       14,304                 546,127
       Pharmaceutical Product Development Inc.                                  United States        8,910                 208,138
       Roche Holding AG                                                          Switzerland         3,120                 525,025
                                                                                                                   ---------------
                                                                                                                         1,813,696
                                                                                                                   ---------------
       INDUSTRIALS 10.8%
       3M Co.                                                                   United States        2,760                 222,152
       Precision Castparts Corp.                                                United States        3,310                 348,378
       Republic Services Inc.                                                   United States        7,500                 200,925
       Rockwell Collins Inc.                                                    United States        4,350                 231,377
   (a) Ryanair Holdings PLC, ADR                                                   Ireland           9,126                 237,093
                                                                                                                   ---------------
                                                                                                                         1,239,925
                                                                                                                   ---------------
       INFORMATION TECHNOLOGY 14.2%
   (a) Apple Inc.                                                               United States          420                  80,691
   (a) Autodesk Inc.                                                            United States        3,790                  90,164
       Corning Inc.                                                             United States       27,390                 495,211
       MasterCard Inc., A                                                       United States        1,760                 439,824
       Maxim Integrated Products Inc.                                           United States       29,540                 516,359
                                                                                                                   ---------------
                                                                                                                         1,622,249
                                                                                                                   ---------------
       MATERIALS 5.0%
       Celanese Corp., A                                                        United States       15,010                 436,791
       Valspar Corp.                                                            United States        4,950                 131,076
                                                                                                                   ---------------
                                                                                                                           567,867
                                                                                                                   ---------------
       TELECOMMUNICATION SERVICES 2.6%
   (a) Nll Holdings Inc.                                                        United States        9,230                 302,190
                                                                                                                   ---------------
       TOTAL COMMON STOCKS (COST $9,472,952)                                                                            10,738,870
                                                                                                                   ---------------

    Quarterly Statement of Investments   See Notes to Statements of Investments.

FRANKLIN STRATEGIC SERIES
FRANKLIN FOCUSED CORE EQUITY FUND
STATEMENT OF INVESTMENTS, JANUARY 31, 2010 (UNAUDITED) (CONTINUED)

       CONVERTIBLE PREFERRED STOCKS (COST $220,000) 2.0%
       FINANCIALS 2.0%
       Citigroup Inc., 7.50%, cvt. pfd.                                         United States        2,200         $       229,988
                                                                                                                   ---------------
       TOTAL INVESTMENTS BEFORE SHORT TERM INVESTMENTS (COST $9,692,952)                                                10,968,858
                                                                                                                   ---------------
       SHORT TERM INVESTMENTS (COST $373,386) 3.3%
       MONEY MARKET FUNDS 3.3%
   (b) Institutional Fiduciary Trust Money Market Portfolio, 0.00%              United States      373,386                 373,386
                                                                                                                   ---------------
       TOTAL INVESTMENTS (COST $10,066,338) 99.2%                                                                       11,342,244
       OTHER ASSETS, LESS LIABILITIES 0.8%                                                                                  93,394
                                                                                                                   ---------------
       NET ASSETS 100.0%                                                                                           $    11,435,638
                                                                                                                   ===============

(a)  Non-income producing.

(b) The Institutional Fiduciary Trust Money Market Portfolio is managed by the Fund's investment manager. The rate shown is the annualized seven-day yield at period end.

FRANKLIN STRATEGIC SERIES
FRANKLIN FOCUSED CORE EQUITY FUND
STATEMENT OF INVESTMENTS, JANUARY 31, 2010 (UNAUDITED) (CONTINUED)

ABBREVIATIONS

SELECTED PORTFOLIO

ADR  American Depository Receipt

FRANKLIN STRATEGIC SERIES
FRANKLIN GROWTH OPPORTUNITIES FUND
STATEMENT OF INVESTMENTS, JANUARY 31, 2010 (UNAUDITED)

                                                                                                     SHARES/
                                                                                   COUNTRY          WARRANTS            VALUE
                                                                               --------------   ----------------   ---------------
       COMMON STOCKS AND OTHER EQUITY INTERESTS 99.8%
       CONSUMER DISCRETIONARY 12.2%
   (a) Amazon.com Inc.                                                          United States       40,900         $     5,129,269
   (a) Capella Education Co.                                                    United States       26,700               1,959,246
       Guess? Inc.                                                              United States      203,700               8,088,927
   (a) Kohl's Corp.                                                             United States       90,000               4,533,300
       NIKE Inc., B                                                             United States       68,900               4,392,375
       Polo Ralph Lauren Corp.                                                  United States       38,700               3,173,400
   (a) Priceline.com Inc.                                                       United States       33,500               6,544,225
       Starwood Hotels & Resorts Worldwide Inc.                                 United States       58,800               1,959,216
       Strayer Education Inc.                                                   United States       19,400               4,030,932
   (a) Urban Outfitters Inc.                                                    United States      219,900               6,942,243
   (a) WMS Industries Inc.                                                      United States      131,200               4,864,896
                                                                                                                   ---------------
                                                                                                                        51,618,029
                                                                                                                   ---------------
       CONSUMER STAPLES 1.1 %
   (a) Hansen Natural Corp.                                                     United States      127,400               4,898,530
                                                                                                                   ---------------
       ENERGY 8.4%
   (a) Brigham Exploration Co.                                                  United States      322,400               4,204,096
   (a) Concho Resources Inc.                                                    United States      149,900               6,726,013
   (a) FMC Technologies Inc.                                                    United States      120,080               6,384,653
   (a) Petrohawk Energy Corp.                                                   United States      247,400               5,524,442
       Schlumberger Ltd.                                                        United States       88,380               5,608,595
   (a) Weatherford International Ltd.                                           United States      470,800               7,382,144
                                                                                                                   ---------------
                                                                                                                        35,829,943
                                                                                                                   ---------------
       FINANCIALS 5.2%
       BlackRock Inc.                                                           United States       36,180               7,736,008
       The Charles Schwab Corp.                                                 United States      153,800               2,813,002
       Lazard Ltd., LP                                                          United States      138,100               5,322,374
   (a) MSCI Inc., A                                                             United States       95,600               2,825,936
       W. R. Berkley Corp.                                                      United States      130,500               3,175,065
                                                                                                                   ---------------
                                                                                                                        21,872,385
                                                                                                                   ---------------
       HEALTH CARE 21.3%
       Aetna Inc.                                                               United States      244,500               7,327,665
       Allergan Inc.                                                            United States       63,600               3,657,000
   (a) Athenahealth Inc.                                                        United States      121,800               4,791,612
   (a) BioMarin Pharmaceutical Inc.                                             United States      227,000               4,410,610
   (a) Celgene Corp.                                                            United States      131,400               7,460,892
   (a) DaVita Inc.                                                              United States       35,100               2,097,576
   (a) Express Scripts Inc.                                                     United States       48,000               4,025,280
   (a) Gilead Sciences Inc.                                                     United States      199,460               9,627,934
   (a) Illumina Inc.                                                            United States       72,100               2,645,349
   (a) Intuitive Surgical Inc.                                                  United States       24,300               7,971,858
   (a) Life Technologies Corp.                                                  United States      128,700               6,397,677
   (a) Myriad Genetics Inc.                                                     United States      217,980               5,122,530
   (a) Onyx Pharmaceuticals Inc.                                                United States      106,453               3,061,588
       Perrigo Co.                                                              United States      147,166               6,516,511
       Pharmaceutical Product Development Inc.                                  United States      201,400               4,704,704
   (a) Talecris Biotherapeutics Holdings Corp.                                  United States      256,600               6,004,440
   (a) Varian Medical Systems Inc.                                              United States       91,300               4,591,477
                                                                                                                   ---------------
                                                                                                                        90,414,703
                                                                                                                   ---------------
       INDUSTRIALS 9.8%
       ABB Ltd., ADR                                                             Switzerland       291,000               5,246,730
   (a) Allegiant Travel Co.                                                     United States       61,600               3,153,920
       AMETEK Inc.                                                              United States       26,100                 951,084
       C.H. Robinson Worldwide Inc.                                             United States      108,330               6,134,728
       Expeditors International of Washington Inc.                              United States      178,000               6,069,800
   (a) First Solar Inc.                                                         United States       28,400               3,217,720
       Flowserve Corp.                                                          United States       53,100               4,788,027
   (a) ICF International Inc.                                                   United States       99,000               2,317,590
       Precision Castparts Corp.                                                United States       76,830               8,086,357

    Quarterly Statement of Investments   See Notes to Statements of Investments.

FRANKLIN STRATEGIC SERIES
FRANKLIN GROWTH OPPORTUNITIES FUND
STATEMENT OF INVESTMENTS, JANUARY 31, 2010 (UNAUDITED) (CONTINUED)

   (a) Ryanair Holdings PLC, ADR                                                  Ireland          61,900          $     1,608,162
                                                                                                                   ---------------
                                                                                                                        41,574,118
                                                                                                                   ---------------
       INFORMATION TECHNOLOGY 34.2%
   (a) Adobe Systems Inc.                                                       United States      115,500               3,730,650
   (a) Alliance Data Systems Corp.                                              United States      101,000               6,005,460
       Analog Devices Inc.                                                      United States      100,800               2,717,568
   (a) ANSYS Inc.                                                               United States       98,200               4,110,652
   (a) Apple Inc.                                                               United States       70,600              13,563,672
       ARM Holdings PLC                                                         United Kingdom     732,200               2,273,528
   (a) Cavium Networks Inc.                                                     United States      100,400               2,169,644
   (a) Cisco Systems Inc.                                                       United States      196,100               4,406,367
   (a) Concur Technologies Inc.                                                 United States      147,950               5,866,217
(a ,b) Dilithium Networks Inc., wts.                                            United States       12,447                      30
   (a) Dolby Laboratories Inc., A                                               United States       51,100               2,571,863
   (a) EMC Corp.                                                                United States      386,200               6,437,954
   (a) F5 Networks Inc.                                                         United States       89,300               4,414,099
   (a) FLIR Systems Inc.                                                        United States      311,600               9,217,128
   (a) FormFactor Inc.                                                          United States      109,400               1,692,418
   (a) Google Inc., A                                                           United States       19,290              10,212,512
   (a) Juniper Networks Inc.                                                    United States      193,400               4,802,122
       MasterCard Inc., A                                                       United States       54,900              13,719,510
       National Instruments Corp.                                               United States       69,500               2,042,605
   (a) Netezza Corp.                                                            United States      220,200               2,001,618
   (a) Netlogic Microsystems Inc.                                               United States       42,800               1,753,088
(a, c) Palm Inc.                                                                United States      188,600               1,959,554
       QUALCOMM Inc.                                                            United States      188,180               7,374,774
   (a) Salesforce.com Inc.                                                      United States       99,800               6,342,290
   (a) Silicon Laboratories Inc.                                                United States      118,700               5,013,888
   (a) Sybase Inc.                                                              United States       99,800               4,058,866
       Tandberg ASA                                                                Norway          152,800               4,305,968
   (a) Trimble Navigation Ltd.                                                  United States      222,040               5,082,496
   (a) ViaSat Inc.                                                              United States      107,300               2,932,509
       Visa Inc., A                                                             United States       52,000               4,265,560
                                                                                                                   ---------------
                                                                                                                       145,044,610
                                                                                                                   ---------------
       MATERIALS 3.1 %
       Celanese Corp., A                                                        United States      195,600               5,691,960
       Ecolab Inc.                                                              United States       77,000               3,380,300
       Praxair Inc.                                                             United States       52,200               3,931,704
                                                                                                                   ---------------
                                                                                                                        13,003,964
                                                                                                                   ---------------
       TELECOMMUNICATION SERVICES 4.5%
   (a) NII Holdings Inc.                                                        United States      236,780               7,752,177
   (a) SBA Communications Corp.                                                 United States      340,460              11,265,822
                                                                                                                   ---------------
                                                                                                                        19,017,999
                                                                                                                   ---------------
       TOTAL COMMON STOCKS AND OTHER EQUITY INTERESTS (COST $341,241,853)                                              423,274,281
                                                                                                                   ---------------
       PREFERRED STOCKS (COST $873,300) 0.0%
       INFORMATION TECHNOLOGY 0.0%
(a, b) Dilithium Networks Inc., depository receipt, D, pfd., 144A, PIPES        United States      374,806                      --
                                                                                                                   ---------------

                                                                                                PRINCIPAL AMOUNT
                                                                                                ----------------
       NOTES (COST $14,501) 0.0%(d)
       INFORMATION TECHNOLOGY 0.0%(d)
(a, b) Dilithium Networks Inc., 11.00%, 3/04/10                                 United States   $         14,501            29,002
                                                                                                                   ---------------
       TOTAL INVESTMENTS BEFORE CASH COLLATERAL RECEIVED FOR LOANED SECURITIES (COST $342,129,654)                     423,303,283
                                                                                                                   ---------------

FRANKLIN STRATEGIC SERIES
FRANKLIN GROWTH OPPORTUNITIES FUND
STATEMENT OF INVESTMENTS, JANUARY 31, 2010 (UNAUDITED) (CONTINUED)

                                                                                                     SHARES
                                                                                                ----------------

       INVESTMENTS FROM CASH COLLATERAL RECEIVED FOR LOANED SECURITIES(COST $1,828,000) 0.4%
       MONEY MARKET FUNDS 0.4%
   (e) Bank of New York Institutional Cash Reserve Fund, Series A, 0.10%        United States          1,828,000         1,828,000
                                                                                                                   ---------------
       TOTAL INVESTMENTS (COST $343,957,654) 100.2%                                                                    425,131,283
       OTHER ASSETS, LESS LIABILITIES (0.2)%                                                                              (826,576)
                                                                                                                   ---------------
       NET ASSETS 100.0%                                                                                           $   424,304,707
                                                                                                                   ===============

(a)  Non-income producing.

(b)  See Note 5 regarding restricted securities.

(c)  A portion or all of the security is on loan at January 31,2010.

(d)  Rounds to less than 0.1% of net assets.

(e)  The rate shown is the annualized seven-day yield at period end.

FRANKLIN STRATEGIC SERIES
FRANKLIN GROWTH OPPORTUNITIES FUND
STATEMENT OF INVESTMENTS, JANUARY 31, 2010 (UNAUDITED) (CONTINUED)

ABBREVIATIONS

SELECTED PORTFOLIO

ADR     American Depository Receipt
PIPES   Private Investment in Public Equity Security

FRANKLIN STRATEGIC SERIES
FRANKLIN NATURAL RESOURCES FUND
STATEMENT OF INVESTMENTS, JANUARY 31, 2010 (UNAUDITED)

                                                                                                     SHARES/
                                                                                   COUNTRY          WARRANTS            VALUE
                                                                               --------------   ----------------   ---------------
          COMMON STOCKS AND OTHER EQUITY INTERESTS 92.8%
          AGRICULTURAL PRODUCTS 0.9%
          Bunge Ltd.                                                            United States      117,000         $     6,878,430
                                                                                                                   ---------------
          COAL & CONSUMABLE FUELS 3.8%
      (a) Alpha Natural Resources Inc.                                          United States      145,000               5,888,450
   (a, b) Energy Coal Resources, 144A                                           United States      199,375                      --
          Peabody Energy Corp.                                                  United States      310,000              13,057,200
   (a, c) SouthGobi Energy Resources Ltd., 144A                                    Canada          160,600               2,347,847
      (a) Uranium One Inc.                                                         Canada        1,690,000               5,229,166
          Yanzhou Coal Mining Co. Ltd., ADR                                         China          136,000               2,641,120
                                                                                                                   ---------------
                                                                                                                        29,163,783
                                                                                                                   ---------------
          CONSTRUCTION & ENGINEERING 0.6%
      (a) Boart Longyear Group                                                    Australia      3,798,152               1,125,103
   (a, c) Boart Longyear Group, 144A                                              Australia     11,406,000               3,378,728
                                                                                                                   ---------------
                                                                                                                         4,503,831
                                                                                                                   ---------------
          DIVERSIFIED METALS & MINING 7.0%
      (a) Anatolia Minerals Development Ltd.                                       Canada          600,000               1,856,508
          BHP Billiton PLC, ADR                                                United Kingdom      222,000              13,004,760
          Freeport-McMoRan Copper & Gold Inc., B                                United States       60,000               4,001,400
      (a) Ivanhoe Australia Ltd.                                                  Australia        987,284               2,793,619
      (a) Ivanhoe Mines Ltd.                                                       Canada          390,000               5,374,200
      (a) Mineral Deposits Ltd.                                                   Australia      2,500,000               1,989,562
      (a) Mirabela Nickel Ltd.                                                    Australia        180,000                 333,162
   (a, c) Mirabela Nickel Ltd., 144A                                              Australia        845,850               1,565,584
      (a) Nautilus Minerals Inc.                                                   Canada          817,000               1,611,470
   (a, c) Nautilus Minerals Inc., 144A                                             Canada          474,000                 934,929
      (a) OZ Minerals Ltd.                                                        Australia      2,700,000               2,542,661
      (a) PanAust Ltd.                                                            Australia      2,663,435               1,106,917
   (a, c) PanAust Ltd., 144A                                                      Australia      5,767,586               2,396,994
          Rio Tinto PLC, ADR                                                   United Kingdom       42,900               8,323,458
      (a) Xstrata PLC                                                            Switzerland       420,000               6,926,914
                                                                                                                   ---------------
                                                                                                                        54,762,138
                                                                                                                   ---------------
          ELECTRICAL COMPONENTS & EQUIPMENT 0.4%
      (a) First Solar Inc.                                                      United States       25,000               2,832,500
                                                                                                                   ---------------
          FERTILIZERS & AGRICULTURAL CHEMICALS 0.8%
          The Mosaic Co.                                                        United States      115,000               6,153,650
                                                                                                                   ---------------
          GOLD 6.8%
      (a) Allied Gold Ltd.                                                        Australia      4,237,066               1,142,721
          Barrick Gold Corp.                                                       Canada          200,000               6,964,000
   (a, c) Centamin Egypt Ltd., 144A                                               Australia      1,550,000               2,637,065
      (a) Centerra Gold Inc.                                                       Canada          240,000               2,429,727
   (a, c) Centerra Gold Inc., 144A                                                 Canada          264,600               2,678,773
(a, b, d) CGA Mining Ltd., 144A                                                   Australia      1,000,000               1,592,918
      (a) Great Basin Gold Ltd.                                                    Canada        2,000,000               3,234,400
      (a) Great Basin Gold Ltd., wts., 10/15/10                                    Canada        1,000,000                 364,571
      (a) Guyana Goldfields Inc.                                                   Canada          280,000               1,672,540
   (a, c) Jinshan Gold Mines Inc., 144A                                            Canada          840,000               2,120,121
      (a) Nevsun Resources Ltd.                                                    Canada          450,000                 862,351
   (a, b) Nevsun Resources Ltd., 144A                                              Canada          500,000                 946,191
          Newcrest Mining Ltd.                                                    Australia        340,000               9,479,337
      (a) Osisko Mining Corp.                                                      Canada          221,100               1,620,401
   (a, c) Osisko Mining Corp., 144A                                                Canada          642,200               4,706,565
          Randgold Resources Ltd., ADR                                         United Kingdom      130,000               8,960,900
      (a) St. Barbara Ltd.                                                        Australia      2,687,800                 594,172
   (a, c) St. Barbara Ltd., 144A                                                  Australia      5,187,147               1,146,684
                                                                                                                   ---------------
                                                                                                                        53,153,437
                                                                                                                   ---------------

    Quarterly Statement of Investments   See Notes to Statements of Investments.

FRANKLIN STRATEGIC SERIES
FRANKLIN NATURAL RESOURCES FUND
STATEMENT OF INVESTMENTS, JANUARY 31, 2010 (UNAUDITED) (CONTINUED)

          INDEPENDENT POWER PRODUCERS & ENERGY TRADERS 0.2%
      (a) Magma Energy Corp.                                                        Canada         200,000         $       308,483
   (a, c) Magma Energy Corp., 144A                                                  Canada         799,800               1,233,625
                                                                                                                   ---------------
                                                                                                                         1,542,108
                                                                                                                   ---------------
          INTEGRATED OIL & GAS 16.2%
          Chevron Corp.                                                         United States      275,000              19,833,000
          ConocoPhillips                                                        United States      147,000               7,056,000
          Exxon Mobil Corp.                                                     United States      310,000              19,973,300
          Hess Corp.                                                            United States      200,000              11,558,000
          Marathon Oil Corp.                                                    United States      537,000              16,007,970
          Murphy Oil Corp.                                                      United States      135,000               6,895,800
          Occidental Petroleum Corp.                                            United States      442,000              34,626,280
          Petroleo Brasileiro SA, ADR                                               Brazil          68,000               2,758,760
          Total SA, B, ADR                                                          France         125,000               7,198,750
                                                                                                                   ---------------
                                                                                                                       125,907,860
                                                                                                                   ---------------
          INTERNET SOFTWARE & SERVICES 0.2%
   (a, c) G-Resources Group Ltd., 144A                                            Hong Kong     22,034,900               1,319,753
                                                                                                                   ---------------
          MARINE 0.3%
      (a) Genco Shipping & Trading Ltd.                                         United States      103,000               1,973,480
      (a) Newlead Holdings Ltd                                                     Bermuda         387,850                 306,402
                                                                                                                   ---------------
                                                                                                                         2,279,882
                                                                                                                   ---------------
          OIL & GAS DRILLING 4.4%
      (a) Nabors Industries Ltd.                                                United States      270,000               6,021,000
          Noble Corp.                                                           United States      175,000               7,056,000
      (a) Rowan Cos. Inc.                                                       United States      205,000               4,403,400
      (a) Transocean Ltd.                                                       United States      199,000              16,863,260
                                                                                                                   ---------------
                                                                                                                        34,343,660
                                                                                                                   ---------------
          OIL & GAS EQUIPMENT & SERVICES 20.4%
          Baker Hughes Inc.                                                     United States       81,000               3,667,680
      (a) Cameron International Corp.                                           United States      310,000              11,674,600
      (a) Dresser-Rand Group Inc.                                               United States      135,000               3,993,300
      (a) Dril-Quip Inc.                                                        United States      195,000              10,235,550
      (a) FMC Technologies Inc.                                                 United States      230,000              12,229,100
      (a) Global Industries Ltd.                                                United States      470,000               3,275,900
          Halliburton Co.                                                       United States      685,000              20,008,850
      (a) Helix Energy Solutions Group Inc.                                     United States      300,000               3,183,000
      (a) Hornbeck Offshore Services Inc.                                       United States      126,000               2,710,260
          National Oilwell Varco Inc.                                           United States      265,000              10,838,500
      (a) Oil States International Inc.                                         United States      155,000               5,710,200
      (a) PHI Inc., non-voting                                                  United States       74,000               1,440,040
          Schlumberger Ltd.                                                     United States      310,000              19,672,600
          Smith International Inc.                                              United States      670,000              20,314,400
      (a) Superior Energy Services Inc.                                         United States      305,000               7,005,850
      (a) T-3 Energy Services Inc.                                              United States      180,000               4,059,000
      (a) Tesco Corp.                                                               Canada         255,000               3,332,850
      (a) Weatherford International Ltd.                                        United States      990,000              15,523,200
                                                                                                                   ---------------
                                                                                                                       158,874,880
                                                                                                                   ---------------
          OIL & GAS EXPLORATION & PRODUCTION 25.1%
          Anadarko Petroleum Corp.                                              United States      230,000              14,669,400
      (a) Bill Barrett Corp.                                                    United States      190,000               5,890,000
      (a) Brigham Exploration Co.                                               United States      630,000               8,215,200
      (a) Cobalt International Energy Inc.                                      United States      448,600               5,468,434
      (a) Concho Resources Inc.                                                 United States      325,000              14,582,750
      (a) Continental Resources Inc.                                            United States      195,000               7,404,150
      (a) Denbury Resources Inc.                                                United States      390,000               5,284,500
          Devon Energy Corp.                                                    United States      290,000              19,403,900
          EOG Resources Inc.                                                    United States      135,000              12,206,700
      (a) Gran Tierra Energy Inc.                                                   Canada       1,200,000               5,868,000
      (a) Mariner Energy Inc.                                                   United States      310,000               4,479,500
          Noble Energy Inc.                                                     United States      340,000              25,139,600

FRANKLIN STRATEGIC SERIES
FRANKLIN NATURAL RESOURCES FUND
STATEMENT OF INVESTMENTS, JANUARY 31, 2010 (UNAUDITED) (CONTINUED)

      (a) Northern Oil & Gas Inc.                                               United States      317,000         $     3,502,850
      (a) Petrohawk Energy Corp.                                                United States      990,000              22,106,700
          Range Resources Corp.                                                 United States      165,000               7,590,000
      (a) Southwestern Energy Co.                                               United States      240,000              10,291,200
      (a) Westernzagros Resources Ltd.                                              Canada         380,000                 248,656
          XTO Energy Inc.                                                       United States      510,000              22,730,700
                                                                                                                   ---------------
                                                                                                                       195,082,240
                                                                                                                   ---------------
          OIL & GAS REFINING & MARKETING 3.1%
          Aegean Marine Petroleum Network Inc.                                  United States      155,000               4,822,050
      (a) CVR Energy Inc.                                                       United States      317,000               2,542,340
          Frontier Oil Corp.                                                    United States      290,000               3,613,400
          Holly Corp.                                                           United States      235,000               6,133,500
          Petroplus Holdings AG                                                  Switzerland       117,500               1,993,872
          Valero Energy Corp.                                                   United States      273,000               5,028,660
                                                                                                                   ---------------
                                                                                                                        24,133,822
                                                                                                                   ---------------
          OIL & GAS STORAGE & TRANSPORTATION 0.4%
          DHT Maritime Inc.                                                     Jersey Islands     370,600               1,397,162
          General Maritime Corp.                                                United States      177,000               1,369,980
                                                                                                                   ---------------
                                                                                                                         2,767,142
                                                                                                                   ---------------
          PRECIOUS METALS & MINERALS 1.5%
      (c) Fresnillo PLC, 144A                                                   United Kingdom     215,000               2,310,090
          Impala Platinum Holdings Ltd.                                          South Africa      222,000               5,752,578
      (a) Imperial Metals Corp.                                                     Canada         144,000               1,998,972
      (a) MAG Silver Corp.                                                          Canada         350,000               1,943,445
                                                                                                                   ---------------
                                                                                                                        12,005,085
                                                                                                                   ---------------
          STEEL 0.7%
          Cliffs Natural Resources Inc.                                         United States      145,000               5,792,750
                                                                                                                   ---------------
          TOTAL COMMON STOCKS AND OTHER EQUITY INTERESTS (COST $637,201,122)                                           721,496,951
                                                                                                                   ---------------
          CONVERTIBLE PREFERRED STOCKS 1.1%
          OIL & GAS EXPLORATION & PRODUCTION 1.1%
          McMoRan Exploration Co., 8.00%, cvt. pfd.                             United States        1,900               4,582,420
          SandRidge Energy Inc., 8.50%, cvt. pfd.                               United States       31,900               4,035,350
                                                                                                                   ---------------
          TOTAL CONVERTIBLE PREFERRED STOCKS (COST $4,931,776)                                                           8,617,770
                                                                                                                   ---------------
          PREFERRED STOCKS 2.1 %
          COAL & CONSUMABLE FUELS 0.0%
   (a, b) Energy Coal Resources, 144A, pfd.                                     United States       29,847                      --
                                                                                                                   ---------------
          DIVERSIFIED METALS & MINING 0.9%
          Vale SA, ADR, pfd., A                                                     Brazil         298,000               6,728,840
                                                                                                                   ---------------
          INTEGRATED OIL & GAS 1.2%
          Petroleo Brasileiro SA, ADR, pfd.                                         Brazil         260,000               9,380,800
                                                                                                                   ---------------
          TOTAL PREFERRED STOCKS (COST $11,456,542)                                                                     16,109,640
                                                                                                                   ---------------
          TOTAL INVESTMENTS BEFORE SHORT TERM INVESTMENTS (COST $653,589,440)                                          746,224,361
                                                                                                                   ---------------
          SHORT TERM INVESTMENTS (COST $43,880,552) 5.6%
          MONEY MARKET FUNDS 5.6%
      (e) Institutional Fiduciary Trust Money Market Portfolio, 0.00%           United States   43,880,552              43,880,552
                                                                                                                   ---------------
          TOTAL INVESTMENTS (COST $697,469,992) 101.6%                                                                 790,104,913
          OTHER ASSETS, LESS LIABILITIES (1.6)%                                                                        (12,095,082)
                                                                                                                   ---------------
          NET ASSETS 100.0%                                                                                        $   778,009,831
                                                                                                                   ===============

FRANKLIN STRATEGIC SERIES
FRANKLIN NATURAL RESOURCES FUND
STATEMENT OF INVESTMENTS, JANUARY 31, 2010 (UNAUDITED) (CONTINUED)

(a)  Non-income producing.

(b)  See Note 5 regarding restricted securities.

(c) Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and may be sold in transactions exempt from registration only to qualified institutional buyers or in a public offering registered under the Securities Act of 1933. These securities have been deemed liquid under guidelines approved by the Trust's Board of Trustees. At January 31, 2010, the aggregate value of these securities was $28,776,759, representing 3.70% of net assets.

(d)  Security purchased on a delayed delivery basis.

(e) The Institutional Fiduciary Trust Money Market Portfolio is managed by the Fund's investment manager. The rate shown is the annualized seven-day yield at period end.

FRANKLIN STRATEGIC SERIES
FRANKLIN NATURAL RESOURCES FUND
STATEMENT OF INVESTMENTS, JANUARY 31, 2010 (UNAUDITED) (CONTINUED)

SELECTED PORTFOLIO

ADR  American Depository Receipt

FRANKLIN STRATEGIC SERIES
FRANKLIN SMALL CAP GROWTH FUND
STATEMENT OF INVESTMENTS, JANUARY 31, 2010 (UNAUDITED)

                                                                                                     SHARES             VALUE
                                                                                                ----------------   ---------------
       COMMON STOCKS 96.3%
       CONSUMER DISCRETIONARY 14.5%
   (a) Buffalo Wild Wings Inc.                                                                      82,300         $     3,852,463
   (a) Capella Education Co.                                                                        61,100               4,483,518
   (a) Chipotle Mexican Grill Inc.                                                                  26,500               2,556,190
   (a) Coinstar Inc.                                                                                97,400               2,515,842
   (a) Drew Industries Inc.                                                                        100,800               1,874,880
   (a) Gaiam Inc., A                                                                               390,732               2,520,222
   (a) Grand Canyon Education Inc.                                                                 127,400               2,544,178
       Guess? Inc.                                                                                  40,100               1,592,371
   (a) Iconix Brand Group Inc.                                                                     266,500               3,363,230
   (a) Lions Gate Entertainment Corp.                                                              666,200               3,464,240
   (a) Panera Bread Co.                                                                             25,600               1,828,352
   (a) Shuffie Master Inc.                                                                         550,000               4,889,500
   (a) Tenneco Inc.                                                                                148,600               2,627,248
   (a) Tractor Supply Co.                                                                           40,600               2,049,082
   (a) Under Armour Inc., A                                                                        121,200               3,078,480
   (a) Vitamin Shoppe Inc.                                                                         115,600               2,427,600
                                                                                                                   ---------------
                                                                                                                        45,667,396
                                                                                                                   ---------------
       CONSUMER STAPLES 3.3%
   (a) Hain Celestial Group Inc.                                                                   181,200               2,897,388
   (a) Hansen Natural Corp.                                                                         89,200               3,429,740
   (a) TreeHouse Foods Inc.                                                                        101,500               3,932,110
                                                                                                                   ---------------
                                                                                                                        10,259,238
                                                                                                                   ---------------
       ENERGY 4.4%
   (a) Bill Barrett Corp.                                                                          109,500               3,394,500
   (a) Brigham Exploration Co.                                                                     238,300               3,107,432
   (a) Dril-Quip Inc.                                                                               46,100               2,419,789
   (a) Helix Energy Solutions Group Inc.                                                           136,000               1,442,960
   (a) Superior Energy Services Inc.                                                               155,500               3,571,835
                                                                                                                   ---------------
                                                                                                                        13,936,516
                                                                                                                   ---------------
       FINANCIALS 7.5%
   (a) Affiliated Managers Group Inc.                                                               52,900               3,204,153
       Evercore Partners Inc.                                                                       82,000               2,449,340
   (a) FelCor Lodging Trust Inc.                                                                   387,000               1,462,860
       First Midwest Bancorp Inc.                                                                   73,300                 965,361
   (a) iStar Financial Inc.                                                                        383,600               1,043,392
   (a) Northwest Bancshares Inc.                                                                   243,600               2,852,556
   (a) Riskmetrics Group Inc.                                                                      179,600               3,060,384
   (a) Signature Bank                                                                               98,000               3,388,840
   (a) Stifel Financial Corp.                                                                       56,200               2,939,260
       Waddell & Reed Financial Inc., A                                                             74,900               2,346,617
                                                                                                                   ---------------
                                                                                                                        23,712,763
                                                                                                                   ---------------
       HEALTH CARE 18.6%
   (a) American Medical Systems Holdings Inc.                                                      239,500               4,598,400
   (a) Ardea Biosciences Inc.                                                                       44,100                 645,624
   (a) Athenahealth Inc.                                                                            68,300               2,686,922
   (a) BioMarin Pharmaceutical Inc.                                                                172,700               3,355,561
   (a) Cadence Pharmaceuticals Inc.                                                                239,700               2,387,412
   (a) Community Health Systems Inc.                                                               113,700               3,708,894
   (a) Dendreon Corp.                                                                               57,400               1,589,980
   (a) Dexcom Inc.                                                                                 477,200               4,323,432
   (a) Impax Laboratories Inc.                                                                     213,500               2,839,550
   (a) Map Pharmaceuticals Inc.                                                                     78,400               1,176,784
   (a) Masimo Corp.                                                                                112,800               3,131,328
   (a) Medidata Solutions Inc.                                                                     142,300               2,373,564
   (a) MWI Veterinary Supply Inc.                                                                   45,800               1,728,492
   (a) Myriad Genetics Inc.                                                                         70,200               1,649,700
   (a) Onyx Pharmaceuticals Inc.                                                                    57,500               1,653,700
   (a) OSI Pharmaceuticals Inc.                                                                     36,700               1,255,874
   (a) PAREXEL International Corp.                                                                 253,100               4,894,954
   (a) Penwest Pharmaceuticals Co.                                                                 354,000                 920,400

    Quarterly Statement of Investments   See Notes to Statements of Investments.

FRANKLIN STRATEGIC SERIES
FRANKLIN SMALL CAP GROWTH FUND
STATEMENT OF INVESTMENTS, JANUARY 31, 2010 (UNAUDITED) (CONTINUED)

   (a) Phase Forward Inc.                                                                          207,500         $     3,033,650
   (a) Psychiatric Solutions Inc.                                                                  139,200               3,069,360
       Quality Systems Inc.                                                                         27,500               1,417,350
   (a) Savient Pharmaceuticals Inc.                                                                 55,800                 715,914
(a, b) Sequenom Inc.                                                                               196,900                 789,569
   (a) Transcept Pharmaceuticals Inc.                                                              117,400                 902,806
   (a) VCA Antech Inc.                                                                             138,600               3,519,054
                                                                                                                   ---------------
                                                                                                                        58,368,274
                                                                                                                   ---------------
       INDUSTRIALS 13.1 %
   (a) Aerovironment Inc.                                                                          141,600               4,824,312
   (a) Allegiant Travel Co.                                                                         87,100               4,459,520
   (a) Clean Harbors Inc.                                                                           61,400               3,515,764
   (a) Digitalglobe Inc.                                                                            66,300               1,560,039
   (a) FTI Consulting Inc.                                                                          86,200               3,572,990
       Heico Corp.                                                                                  78,000               3,317,340
   (a) Huron Consulting Group Inc.                                                                  50,800               1,211,072
   (a) ICF International Inc.                                                                      115,100               2,694,491
       Kaydon Corp.                                                                                 71,100               2,324,259
       Knight Transportation Inc.                                                                  145,300               2,629,930
   (a) Mobile Mini Inc.                                                                            286,400               4,023,920
   (a) Railamerica Inc.                                                                            211,400               2,672,096
   (a) Tetra Tech Inc.                                                                             109,200               2,472,288
       Wabtec Corp.                                                                                 53,700               2,058,321
                                                                                                                   ---------------
                                                                                                                        41,336,342
                                                                                                                   ---------------
       INFORMATION TECHNOLOGY 33.5%
   (a) ANSYS Inc.                                                                                  101,300               4,240,418
   (a) Art Technology Group Inc.                                                                   894,700               4,008,256
   (a) Atheros Communications                                                                      110,800               3,553,356
   (a) Bottomline Technologies Inc.                                                                395,804               6,847,409
   (a) Coherent Inc.                                                                                85,300               2,531,704
   (a) Concur Technologies Inc.                                                                     63,000               2,497,950
   (a) CyberSource Corp.                                                                            82,400               1,489,792
   (a) DealerTrack Holdings Inc.                                                                   117,000               2,102,490
   (a) DivX Inc.                                                                                   344,300               1,934,966
   (a) Echo Global Logistics Inc.                                                                  182,300               2,200,361
   (a) FARO Technologies Inc.                                                                      230,800               4,170,556
   (a) FLIR Systems Inc.                                                                            45,300               1,339,974
   (a) FormFactor Inc.                                                                             198,400               3,069,248
   (a) GSI Commerce Inc.                                                                           160,100               3,643,876
   (a) Ixia                                                                                        670,600               4,975,852
   (a) Microsemi Corp.                                                                             223,800               3,343,572
       National Instruments Corp.                                                                  137,800               4,049,942
   (a) Netezza Corp.                                                                               321,500               2,922,435
   (a) Netlogic Microsystems Inc.                                                                   91,500               3,747,840
   (a) Nuance Communications Inc.                                                                  279,900               4,204,098
(a, b) Palm Inc.                                                                                   102,900               1,069,131
   (a) Polycom Inc.                                                                                199,800               4,481,514
       Power Integrations Inc.                                                                     109,600               3,420,616
   (a) Quest Software Inc.                                                                         229,900               3,958,878
   (a) Sapient Corp.                                                                               563,820               4,369,605
   (a) Silicon Laboratories Inc.                                                                   125,400               5,296,896
   (a) Taleo Corp., A                                                                              145,100               2,946,981
   (a) Trimble Navigation Ltd.                                                                     175,600               4,019,484
   (a) Varian Semiconductor Equipment Associates Inc.                                              154,375               4,527,819
   (a) ViaSat Inc.                                                                                 156,400               4,274,412
                                                                                                                   ---------------
                                                                                                                       105,239,431
                                                                                                                   ---------------
       TELECOMMUNICATION SERVICES 1.4%
   (a) SBA Communications Corp.                                                                    129,400               4,281,846
                                                                                                                   ---------------
       TOTAL COMMON STOCKS (COST $264,671,992)                                                                         302,801,806
                                                                                                                   ---------------

FRANKLIN STRATEGIC SERIES
FRANKLIN SMALL CAP GROWTH FUND
STATEMENT OF INVESTMENTS, JANUARY 31, 2010 (UNAUDITED) (CONTINUED)

       SHORT TERM INVESTMENTS 4.9%
       MONEY MARKET FUNDS (COST $13,644,960) 4.3%
   (c) Institutional Fiduciary Trust Money Market Portfolio, 0.00%                              13,644,960         $    13,644,960
                                                                                                                   ---------------
       INVESTMENTS FROM CASH COLLATERAL RECEIVED FOR LOANED SECURITIES 0.6%
       MONEY MARKET FUNDS (COST $1,834,000) 0.6%
   (d) Bank of New York Institutional Cash Reserve Fund, Series A, 0.10%                         1,834,000               1,834,000
                                                                                                                   ---------------
       TOTAL INVESTMENTS (COST $280,150,952) 101.2%                                                                    318,280,766
       OTHER ASSETS, LESS LIABILITIES (1.2)%                                                                            (3,806,711)
                                                                                                                   ---------------
       NET ASSETS 100.0%                                                                                           $   314,474,055
                                                                                                                   ===============

(a)  Non-income producing.

(b)  A portion or all of the security is on loan at January 31,2010.

(c) The Institutional Fiduciary Trust Money Market Portfolio is managed by the Fund's investment manager. The rate shown is the annualized seven-day yield at period end.

(d)  The rate shown is the annualized seven-day yield at period end.

FRANKLIN STRATEGIC SERIES
FRANKLIN SMALL-MID CAP GROWTH FUND
STATEMENT OF INVESTMENTS, JANUARY 31, 2010 (UNAUDITED)

                                                                                                     SHARES             VALUE
                                                                                                ----------------   ---------------
       COMMON STOCKS 97.4%
       CONSUMER DISCRETIONARY 17.0%
       Advance Auto Parts Inc.                                                                     655,000         $    25,839,750
   (a) Apollo Group Inc., A                                                                        458,800              27,798,692
   (a) BorgWarner Inc.                                                                           1,062,200              37,272,598
   (a) Buffalo Wild Wings Inc.                                                                     650,000              30,426,500
   (a) Capella Education Co.                                                                       243,700              17,882,706
   (a) Chipotle Mexican Grill Inc.                                                                 298,385              28,782,217
   (a) Dick's Sporting Goods Inc.                                                                1,254,550              28,064,283
   (a) Doliar General Corp.                                                                        735,100              17,267,499
       Guess? Inc.                                                                               1,220,000              48,446,200
   (a) J Crew Group Inc.                                                                           400,000              15,684,000
       Jarden Corp.                                                                                965,400              29,425,392
       Johnson Controls Inc.                                                                     1,675,000              46,615,250
   (a) Kohl's Corp.                                                                                870,000              43,821,900
       Polo Ralph Lauren Corp.                                                                     315,000              25,830,000
   (a) Priceline.com Inc.                                                                          155,000              30,279,250
       Starwood Hotels & Resorts Worldwide Inc.                                                    450,000              14,994,000
   (a) Under Armour Inc., A                                                                        908,335              23,071,709
   (a) Urban Outfitters Inc.                                                                       823,700              26,004,209
   (a) WMS Industries Inc.                                                                         650,000              24,102,000
       Wolverine World Wide Inc.                                                                 1,265,842              33,481,521
                                                                                                                   ---------------
                                                                                                                       575,089,676
                                                                                                                   ---------------
       CONSUMER STAPLES 1.6%
   (a) Hansen Natural Corp.                                                                        770,000              29,606,500
       Mead Johnson Nutrition Co., A                                                               550,000              24,876,500
                                                                                                                   ---------------
                                                                                                                        54,483,000
                                                                                                                   ---------------
       ENERGY 7.9%
   (a) Cameron International Corp.                                                                 921,500              34,703,690
   (a) Concho Resources Inc.                                                                     1,375,600              61,723,172
   (a) FMC Technologies Inc.                                                                       670,000              35,623,900
       Noble Corp.                                                                                 520,000              20,966,400
       Peabody Energy Corp.                                                                        650,000              27,378,000
   (a) Petrohawk Energy Corp.                                                                    1,541,900              34,430,627
       Smith International Inc.                                                                    900,000              27,288,000
   (a) Weatherford International Ltd.                                                            1,600,000              25,088,000
                                                                                                                   ---------------
                                                                                                                       267,201,789
                                                                                                                   ---------------
       FINANCIALS 5.7%
   (a) Affiliated Managers Group Inc.                                                              600,300              36,360,171
       The Charles Schwab Corp.                                                                  1,383,400              25,302,386
   (a) FelCor Lodging Trust Inc.                                                                 1,546,910               5,847,320
       IntercontinentalExchange Inc.                                                               175,000              16,709,000
(a, b) iStar Financial Inc.                                                                      3,968,090              10,793,204
       Lazard Ltd., LP                                                                             570,000              21,967,800
       Northern Trust Corp.                                                                        350,000              17,682,000
       T. Rowe Price Group Inc.                                                                    755,100              37,468,062
       W. R. Berkley Corp.                                                                         900,000              21,897,000
                                                                                                                   ---------------
                                                                                                                       194,026,943
                                                                                                                   ---------------
       HEALTH CARE 20.5%
       Aetna Inc.                                                                                1,425,000              42,707,250
   (a) Allscripts-Misys Healthcare Solutions Inc.                                                1,098,700              18,084,602
   (a) BioMarin Pharmaceutical Inc.                                                              1,000,000              19,430,000
       C. R. Bard Inc.                                                                             473,200              39,223,548
   (a) Cerner Corp.                                                                                483,600              36,584,340
   (a) Community Health Systems Inc.                                                             1,636,986              53,398,483
   (a) DaVita Inc.                                                                                 496,800              29,688,768
   (a) Dendreon Corp.                                                                              325,000               9,002,500
   (a) Edwards Lifesciences Corp.                                                                  350,000              31,367,000
   (a) Express Scripts Inc.                                                                        706,000              59,205,160
   (a) lntuitive Surgical Inc.                                                                     100,100              32,838,806
   (a) Masimo Corp.                                                                                804,100              22,321,816
   (a) Mettler-Toledo International Inc.                                                           380,327              37,070,473

    Quarterly Statement of Investments   See Notes to Statements of Investments.

FRANKLIN STRATEGIC SERIES
FRANKLIN SMALL-MID CAP GROWTH FUND
STATEMENT OF INVESTMENTS, JANUARY 31, 2010 (UNAUDITED) (CONTINUED)

   (a) Myriad Genetics Inc.                                                                        726,200         $    17,065,700
   (a) Onyx Pharmaceuticals Inc.                                                                   312,800               8,996,128
   (a) OSI Pharmaceuticals Inc.                                                                    170,900               5,848,198
       Perrigo Co.                                                                                 788,900              34,932,492
       Pharmaceutical Product Development Inc.                                                   1,020,000              23,827,200
   (a) QIAGEN NV (Netherlands)                                                                   1,500,000              32,640,000
   (a) Savient Pharmaceuticals Inc.                                                                680,000               8,724,400
(a, b) Sequenom Inc.                                                                             1,156,000               4,635,560
   (a) Stereotaxis Inc.                                                                          1,463,200               5,940,592
   (a) Talecris Biotherapeutics Holdings Corp.                                                   1,673,600              39,162,240
   (a) Varian Medical Systems Inc.                                                                 765,000              38,471,850
   (a) Waters Corp.                                                                                745,000              42,450,100
                                                                                                                   ---------------
                                                                                                                       693,617,206
                                                                                                                   ---------------
       INDUSTRIALS 13.9%
   (a) Allegiant Travel Co.                                                                        481,852              24,670,822
       AMETEK Inc.                                                                                 872,000              31,775,680
       C.H. Robinson Worldwide Inc.                                                                385,000              21,802,550
   (a) Copart Inc.                                                                                 560,000              18,905,600
       Danaher Corp.                                                                               398,400              28,425,840
       Expeditors International of Washington Inc.                                                 495,000              16,879,500
   (a) First Solar Inc.                                                                            300,000              33,990,000
       Flowserve Corp.                                                                             486,800              43,894,756
       Fluor Corp.                                                                                 550,000              24,937,000
       J.B. Hunt Transport Services Inc.                                                           575,000              17,629,500
   (a) Jacobs Engineering Group Inc.                                                               400,000              15,116,000
       Joy Global Inc.                                                                             400,000              18,296,000
       Knight Transportation Inc.                                                                  500,000               9,050,000
       Precision Castparts Corp.                                                                   507,110              53,373,328
       Robert Half International Inc.                                                              939,800              25,299,416
       Rockwell Collins Inc.                                                                       764,300              40,653,117
   (a) Ryanair Holdings PLC, ADR (Ireland)                                                       1,256,600              32,646,468
   (a) Tetra Tech Inc.                                                                             521,000              11,795,440
                                                                                                                   ---------------
                                                                                                                       469,141,017
                                                                                                                   ---------------
       INFORMATION TECHNOLOGY 25.2%
   (a) Activision Blizzard Inc.                                                                  2,106,700              21,404,072
   (a) Alliance Data Systems Corp.                                                                 877,400              52,170,204
       Analog Devices Inc.                                                                         900,000              24,264,000
   (a) ANSYS Inc.                                                                                1,002,200              41,952,092
   (a) Avago Technologies Ltd. (Singapore)                                                         966,200              16,792,556
   (a) Citrix Systems Inc.                                                                         835,000              34,694,250
   (a) Concur Technologies Inc.                                                                    559,600              22,188,140
       FactSet Research Systems Inc.                                                               730,000              45,990,000
   (a) FLIR Systems Inc.                                                                         1,329,000              39,311,820
   (a) Hittite Microwave Corp.                                                                     644,300              23,955,074
   (a) Juniper Networks Inc.                                                                       925,000              22,967,750
   (a) Lam Research Corp.                                                                        1,000,000              33,010,000
       MasterCard Inc., A                                                                          300,000              74,970,000
   (a) McAfee Inc.                                                                                 730,200              27,528,540
   (a) NetApp Inc.                                                                               1,100,100              32,045,913
   (a) Nuance Communications Inc.                                                                4,000,000              60,080,000
   (a) Polycom Inc.                                                                                700,000              15,701,000
   (a) SAIC Inc.                                                                                 1,979,700              36,287,901
   (a) Silicon Laboratories Inc.                                                                 1,380,400              58,308,096
   (a) Sybase Inc.                                                                                 825,000              33,552,750
       Tandberg ASA (Norway)                                                                     1,017,600              28,676,398
   (a) Trimble Navigation Ltd.                                                                   1,391,660              31,855,097
   (a) Varian Semiconductor Equipment Associates Inc.                                            1,069,938              31,381,282
   (a) ViaSat Inc.                                                                                 562,567              15,374,956
       Xilinx Inc.                                                                               1,150,000              27,117,000
                                                                                                                   ---------------
                                                                                                                       851,578,891
                                                                                                                   ---------------
       MATERIALS 2.8%
       Celanese Corp., A                                                                         1,500,000              43,650,000
       Ecolab Inc.                                                                                 746,300              32,762,570

FRANKLIN STRATEGIC SERIES
FRANKLIN SMALL-MID CAP GROWTH FUND
STATEMENT OF INVESTMENTS, JANUARY 31, 2010 (UNAUDITED) (CONTINUED)

       The Scotts Miracle-Gro Co., A                                                                475,000        $    18,857,500
                                                                                                                   ---------------
                                                                                                                        95,270,070
                                                                                                                   ---------------
       TELECOMMUNICATION SERVICES 2.8%
   (a) American Tower Corp., A                                                                      838,100             35,577,345
(a, c) Anda Networks                                                                                 91,107                 66,508
   (a) SBA Communications Corp.                                                                   1,844,000             61,017,960
                                                                                                                   ---------------
                                                                                                                        96,661,813
                                                                                                                   ---------------
       TOTAL COMMON STOCKS (COST $2,767,024,954)                                                                     3,297,070,405
                                                                                                                   ---------------

                                                                                                    PRINCIPAL
                                                                                                     AMOUNT
                                                                                                ----------------
       CONVERTIBLE BONDS (COST $3,282,534) 0.2%
       INFORMATION TECHNOLOGY 0.2%
   (d) Alliance Data Systems Corp., cvt., senior note, 144A, 4.75%, 5/15/14                     $      3,243,000         4,649,651
                                                                                                                   ---------------
       TOTAL INVESTMENTS BEFORE SHORT TERM INVESTMENTS (COST $2,770,307,488)                                         3,301,720,056
                                                                                                                   ---------------

                                                                                                     SHARES
                                                                                                ----------------
       SHORT TERM INVESTMENTS 3.2%
       MONEY MARKET FUNDS (COST $99,195,322) 2.9%
   (e) Institutional Fiduciary Trust Money Market Portfolio, 0.00%                                    99,195,322        99,195,322
                                                                                                                   ---------------
       INVESTMENTS FROM CASH COLLATERAL RECEIVED FOR LOANED SECURITIES 0.3%
       MONEY MARKET FUNDS 0.3%
       Bank of New York Institutional Cash Reserve Fund,
   (f) Series A, 0.10%                                                                                 8,936,000         8,936,000
   (a) Series B                                                                                          836,763           669,411
                                                                                                                   ---------------
       TOTAL INVESTMENTS FROM CASH COLLATERAL RECEIVED FOR LOANED SECURITIES (COST $9,772,763)                           9,605,411
                                                                                                                   ---------------
       TOTAL INVESTMENTS (COST $2,879,275,573) 100.8%                                                                3,410,520,789
       OTHER ASSETS, LESS LIABILITIES (0.8)%                                                                           (26,211,226)
                                                                                                                   ---------------
       NET ASSETS 100.0%                                                                                           $ 3,384,309,563
                                                                                                                   ===============

(a)  Non-income producing.

(b)  A portion or all of the security is on loan at January 31, 2010.

(c)  See Note 5 regarding restricted securities.

(d) Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and may be sold in transactions exempt from registration only to qualified institutional buyers or in a public offering registered under the Securities Act of 1933. This security has been deemed liquid under guidelines approved by the Trust's Board of Trustees. At January 31, 2010, the value of this security was $4,649,651, representing 0.14% of net assets.

(e) The Institutional Fiduciary Trust Money Market Portfolio is managed by the Fund's investment manager. The rate shown is the annualized seven-day yield at period end.

(f)  The rate shown is the annualized seven-day yield at period end.

FRANKLIN STRATEGIC SERIES
FRANKLIN SMALL-MID CAP GROWTH FUND
STATEMENT OF INVESTMENTS, JANUARY 31, 2010 (UNAUDITED) (CONTINUED)

ABBREVIATIONS

SELECTED PORTFOLIO

ADR  American Depository Receipt

FRANKLIN STRATEGIC SERIES
FRANKLIN STRATEGIC INCOME FUND
STATEMENT OF INVESTMENTS, JANUARY 31, 2010 (UNAUDITED)

                                                                                  COUNTRY/
                                                                                ORGANIZATION         SHARES              VALUE
                                                                               --------------   ----------------    ---------------
       COMMON STOCKS 0.1 %
       AUTOMOBILES & COMPONENTS 0.0%
(a, b) Cambridge Industries Liquidating Trust Interest                          United States      516,372          $            --
                                                                                                                    ---------------
       COMMERCIAL & PROFESSIONAL SERVICES 0.0%
(a, b) VS Holdings Inc.                                                         United States       64,666                       --
                                                                                                                    ---------------
       MEDIA 0.1%
   (b) Dex One Corp.                                                            United States      118,811                3,683,153
   (b) Charter Communications Inc. A                                            United States       21,302                  652,480
                                                                                                                    ---------------
       TOTAL COMMON STOCKS (COST $4,450,785)                                                                              4,335,633
                                                                                                                    ---------------
       CONVERTIBLE PREFERRED STOCKS (COST $6,060,000) 0.0%(c)
       BANKS 0.0%(c)
   (b) Fannie Mae, 8.75%, cvt pfd.                                              United States      121,200                  183,012
                                                                                                                    ---------------
       PREFERRED STOCKS 0.0% (c)
       BANKS 0.0%(c)
   (b) Freddie Mac, 8.375%, pfd., Z                                             United States      200,000                  214,000
                                                                                                                    ---------------
       DIVERSIFIED FINANCIALS 0.0%(c)
   (d) GMAC Inc. 7.00%, pfd., 144A                                              United States        2,081                1,523,417
                                                                                                                    ---------------
       TOTAL PREFERRED STOCKS (COST $5,738,755)                                                                           1,737,417
                                                                                                                    ---------------

                                                                                                  PRINCIPAL (e)
                                                                                                     AMOUNT
                                                                                                ----------------
   (f) SENIOR FLOATING RATE INTERESTS 13.8%
       AUTOMOBILES & COMPONENTS 0.4%
       Federal-Mogul Corp.,
          Term Loan B, 2.168%, 12/27/14                                         United States   18,141,069               15,419,908
          Term Loan C, 2.168%, 12/27/15                                         United States    4,152,478                3,529,606
                                                                                                                    ---------------
                                                                                                                         18,949,514
                                                                                                                    ---------------
       CAPITAL GOODS 0.6%
       RBS Global Inc. (Rexnord),
          Incremental Tranche B-2, 2.50%, 7/22/13                               United States    6,213,612                5,783,836
          Tranche B-1 Term Loan B, 2.75% - 2.813%, 7/22/13                      United States   14,234,198               13,469,110
       TransDigm Inc., Term Loan B, 2.249%, 6/23/13                             United States    8,083,032                7,911,267
                                                                                                                    ---------------
                                                                                                                         27,164,213
                                                                                                                    ---------------
       COMMERCIAL & PROFESSIONAL SERVICES 0.8%
       ARAMARK Corp.,
          Synthetic L/C, 2.113%, 1/26/14                                        United States      939,000                  901,437
          Term Loan B, 2.126%, 1/26/14                                          United States   14,177,326               13,610,190
       Duratek Inc. (EnergySolutions), Term Loan B, 4.01 %, 6/07/13             United States    3,292,222                3,255,185
       EnergySolutions LLC,
          Synthetic A Deposit, 3.99%, 6/07/13                                   United States      126,535                  125,112
          Synthetic L/C, 3.99%, 6/07/13                                         United States      489,021                  483,519
          Term Loan B, 4.01 %, 6/07/13                                          United States    6,862,010                6,784,813
   (g) EnviroSolutions Inc., Initial Term Loan, PIK, 12.00%, 7/07/12            United States    4,119,669                3,079,452
   (h) JohnsonDiversey Inc., Tranch B Dollar Term Loan, 5.50%, 11/24/15         United States    4,179,101                4,241,788
                                                                                                                    ---------------
                                                                                                                         32,481,496
                                                                                                                    ---------------
       CONSUMER DURABLES & APPAREL 0.3%
       Jarden Corp.
          Term Loan B1, 2.001%,1/24/12                                          United States    2,432,249                2,417,427
          Term Loan B2, 2.001 %, 1/24/12                                        United States    1,262,563                1,249,544
          Term Loan B4, 3.501 %, 1/26/15                                        United States    5,662,353                5,690,630

    Quarterly Statement of Investments   See Notes to Statements of Investments.

FRANKLIN STRATEGIC SERIES
FRANKLIN STRATEGIC INCOME FUND
STATEMENT OF INVESTMENTS, JANUARY 31, 2010 (UNAUDITED) (CONTINUED)

       Jostens IH Corp. (Visant  Holding Corp.), Term Loan C, 2.232%,
          10/04/11                                                              United States    4,981,842          $     4,940,328
                                                                                                                    ---------------
                                                                                                                         14,297,929
                                                                                                                    ---------------
       CONSUMER SERVICES 0.9%
       Education Management LLC, Term Loan C, 2.063%, 6/01/13                   United States   16,069,430               15,464,320
(g, i) Kuilima Resort Co. (Turtle Bay), First Lien Term Loan, PIK, 9.00%,
          9/30/10                                                               United States   37,979,689               11,355,927
       Penn National Gaming Inc., Term Loan B, 1.98% - 2.03%, 10/03/12          United States   13,726,924               13,498,137
                                                                                                                    ---------------
                                                                                                                         40,318,384
                                                                                                                    ---------------
       FOOD & STAPLES RETAILING 0.8%
       SUPERVALU Inc., Term Loan B, 1.531 %, 6/02/12                            United States   12,212,032               11,939,337
       Wm. Wrigley Jr. Co.,
          Term Loan B1, 3.063%, 12/17/12                                        United States    5,724,585                5,750,523
          Term Loan B2, 3.313%, 10/06/14                                        United States   15,748,226               15,835,345
                                                                                                                    ---------------
                                                                                                                         33,525,205
                                                                                                                    ---------------
       FOOD, BEVERAGE & TOBACCO 0.2%
   (h) Constellation Brands Inc.,
          Extended Term Loan B, 3.00%, 6/05/15                                  United States    1,085,753                1,075,710
          Term Loan B, 1.75%, 6/05/13                                           United States    3,450,866                3,418,946
       Dean Foods Co., Term Loan B, 1.615% - 1.635%, 4/02/14                    United States    5,116,855                4,978,275
                                                                                                                    ---------------
                                                                                                                          9,472,931
                                                                                                                    ---------------
       HEALTH CARE EQUIPMENT & SERVICES 2.0%
       Community Health Systems Inc.,
          Delayed Draw Term Loan, 2.506%, 7/25/14                               United States    1,184,014                1,120,667
          Term Loan, 2.506%, 7/25/14                                            United States   23,161,627               21,922,434
       DaVita Inc., Term Loan B-1, 1.74% - 1.76%, 10/05/12                      United States   10,738,373               10,519,944
       DJO Finance LLC, Term Loan B, 3.231 %, 5/20/14                           United States   12,331,058               11,991,954
       Fresenius Medical Care Holdings Inc., Term Loan B, 1.621 % -
          1.626%, 3/31/13                                                          Germany       5,480,792                5,365,465
       HCA Inc.,
          Term Loan A-1, 1.501%, 11/19/12                                       United States    4,070,790                3,870,951
          Term Loan B-1, 2.501%, 11/18/13                                       United States   19,227,645               18,314,332
   (h) LifePoint Hospitals Inc., Term Loan B, 1.887%, 4/15/12                   United States   10,939,819               10,752,277
                                                                                                                    ---------------
                                                                                                                         83,858,024
                                                                                                                    ---------------
       MATERIALS 2.3%
       Ashland Inc., Term Loan B, 7.65%, 5/13/14                                United States   10,999,675               11,153,615
       Celanese U.S. Holdings LLC, Dollar Term Loan, 2.001 %, 4/02/14           United States   16,092,613               15,536,645
       Georgia-Pacific LLC,
          Term Loan B, 2.251 % - 2.256%, 12/20/12                               United States    6,125,727                6,016,229
          Term Loan C, 3.481 % - 3.506%, 12/23/14                               United States    4,817,507                4,821,699
   (h) Hexion Specialty Chemicals  BV, Tranche C-2B Term Loan,
          4.063%, 5/03/13                                                        Netherlands     3,563,527                3,393,518
   (h) Hexion Specialty Chemicals Inc., Tranche C-1B Term Loan,
          4.063%, 5/03/13                                                       United States   16,404,510               15,621,884
       Nalco Co.,
          Term Loan, 6.50%, 5/13/16                                             United States    9,179,262                9,330,720
          Term Loan B, 2.063%, 11/04/10                                         United States    2,616,581                2,616,113
       Novelis Corp., U.S. Term Loan, 2.24% - 2.26%, 7/07/14                    United States    7,047,990                6,707,706
   (h) Rockwood Specialties Group Inc., Term Loan H, 6.00%, 5/15/14             United States   23,246,351               23,478,815
                                                                                                                    ---------------
                                                                                                                         98,676,944
                                                                                                                    ---------------
       MEDIA 2.7%
   (h) Cinemark USA Inc., Term Loan, 1.99% - 2.03%, 10/05/13                    United States    8,670,942                8,537,262
       CSC Holdings Inc. (Cablevision), Incremental Term Loan B-2,
          2.004% - 2.046%, 3/29/16                                              United States   22,610,430               22,361,354
   (h) DIRECTV Holdings LLC, Term Loan B, 1.523%, 4/13/13                       United States    5,509,273                5,479,049
       Discovery Communications Inc., Term Loan B, 2.251%, 5/14/14              United States    4,313,707                4,297,530
   (i) Metro-Goldwyn-Mayer Inc., Term Loan B, 20.50%, 4/08/12                   United States   21,514,316               12,982,556
       R.H. Donnelley Inc., Term Loan B, 6.50%, 10/24/14                        United States   13,450,499               14,270,334
       Regal Cinemas Corp., Term Loan, 4.001 %, 10/27/13                        United States    6,118,663                6,136,083
(h, i) Tribune Co., Incremental Term Loan, 5.25%, 5/14/14                       United States   29,519,740               17,041,510

FRANKLIN STRATEGIC SERIES
FRANKLIN STRATEGIC INCOME FUND
STATEMENT OF INVESTMENTS, JANUARY 31, 2010 (UNAUDITED) (CONTINUED)

       Univision Communications Inc., Initial Term Loan, 2.501 %, 9/29/14       United States   18,849,471          $    16,465,013
       UPC Financing Partnership, Term Loan T, 3.93%, 12/31/16                   Netherlands     8,303,412                8,180,937
                                                                                                                    ---------------
                                                                                                                        115,751,628
                                                                                                                    ---------------
       PHARMACEUTICALS, BIOTECHNOLOGY & LIFE SCIENCES 0.5%
   (h) Mylan Inc., Term Loan B, 3.50% - 3.563%, 10/02/14                        United States   20,884,810               20,678,802
                                                                                                                    ---------------
       RETAILING  0.3%
       Dollar General Corp., Tranche B-1 Term Loan, 2.981% - 2.999%, 7/07/14    United States   11,447,014               11,151,864
                                                                                                                    ---------------
       SOFTWARE & SERVICES 0.4%
       Affiliated Computer Services Inc.,
          Additional Term Loan, 2.231%, 3/20/13                                 United States    4,043,187                4,032,828
          Term Loan B, 3.75%, 3/20/13                                           United States      875,811                  873,567
       Lender Processing Services Inc., Term Loan B, 2.731%, 7/02/14            United States    3,818,821                3,822,002
       SunGard Data Systems Inc.,
          Tranche A U.S. Term Loan, 1.981%, 2/28/14                             United States    2,210,694                2,142,794
          Tranche B U.S. Term Loan, 3.869% - 3.90%, 2/28/16                     United States    4,940,611                4,870,617
                                                                                                                    ---------------
                                                                                                                         15,741,808
                                                                                                                    ---------------
       TELECOMMUNICATION SERVICES 0.6%
       Intelsat Corp. (Panamsat),
          Incremental Term Loan B-2-A, 2.731%, 1/03/14                          United States      274,201                  262,248
          Incremental Term Loan B-2-B, 2.731%, 1/03/14                          United States      274,117                  262,167
          Incremental Term Loan B-2-C, 2.731%, 1/03/14                          United States      274,117                  262,167
          Tranche B-2-A, 2.731%, 1/03/14                                        United States    5,455,617                5,217,785
          Tranche B-2-B, 2.731%, 1/03/14                                        United States    5,453,943                5,216,184
          Tranche B-2-C, 2.731%, 1/03/14                                        United States    5,453,943                5,216,184
       NTELOS Inc., Term Loan B, 5.75%, 8/07/15                                 United States    4,444,517                4,486,184
       Windstream Corp., Tranche B-2 Term Loan, 3.01 %, 12/17/15                United States    5,182,532                5,143,663
                                                                                                                    ---------------
                                                                                                                         26,066,582
                                                                                                                    ---------------
       UTILITIES 1.0%
       NRG Energy Inc.,
          Credit Link, 2.001%, 2/01/13                                          United States    8,486,772                8,232,169
          Term Loan, 1.981% - 2.001 %, 2/01/13                                  United States   14,440,373               14,007,162
   (h) Texas Competitive  Electric Holdings Co. LLC, Term Loan B-2,
          3.731% - 3.751%,10/10/14                                              United States   22,494,300               18,476,571
                                                                                                                    ---------------
                                                                                                                         40,715,902
                                                                                                                    ---------------
       TOTAL SENIOR FLOATING RATE INTERESTS (COST $570,632,765)                                                         588,851,226
                                                                                                                    ---------------
       CORPORATE BONDS 40.4%
       AUTOMOBILES & COMPONENTS 0.8%
   (d) American Axle & Manufacturing Holdings Inc., senior secured note,
          144A, 1/15/17                                                         United States    2,600,000                2,704,000
       Ford Motor Credit Co. LLC, senior note,
          9.875%, 8/10/11                                                       United States   11,000,000               11,550,000
          7.50%, 8/01/12                                                        United States    7,000,000                7,095,459
          8.125%,1/15/20                                                        United States    3,300,000                3,330,060
   (d) TRW Automotive Inc., senior note, 144A, 7.25%, 3/15/17                   United States    9,000,000                8,752,500
                                                                                                                    ---------------
                                                                                                                         33,432,019
                                                                                                                    ---------------
       BANKS 2.0%
       BB& T Capital Trust IV, junior sub. bond, 6.82%, 6/12/77                 United States    9,800,000                9,012,456
(d, j) BNP Paribas, 144A, 7.195%, Perpetual                                        France       10,000,000                9,750,000
       Discover Bank, sub. note, 8.70%, 11/18/19                                United States    9,600,000               10,509,149
       Regions Financial Corp., senior note, 7.75%, 11/10/14                    United States   10,000,000               10,347,350
       Royal Bank of Scotland Group PLC, senior note, 6.40%, 10/21/19          United Kingdom   11,600,000               11,931,577
       Svensk Exportkredit AB, senior note, 7.625%, 6/30/14                        Sweden        3,780,000   NZD          2,853,175
       UBS AG Stamford, senior note, 5.875%, 12/20/17                           United States   10,000,000               10,570,570
       Wells Fargo & Co., senior note, 5.625%, 12/11/17                         United States    5,000,000                5,267,185
   (j) Welis Fargo Capital XIII, pfd., 7.70%, Perpetual                         United States    8,000,000                7,800,000

FRANKLIN STRATEGIC SERIES
FRANKLIN STRATEGIC INCOME FUND
STATEMENT OF INVESTMENTS, JANUARY 31, 2010 (UNAUDITED) (CONTINUED)

   (j) Wells Fargo Capital XV, pfd., 9.75%, Perpetual                           United States    6,700,000          $     7,169,000
                                                                                                                    ---------------
                                                                                                                         85,210,462
                                                                                                                    ---------------
       CAPITAL GOODS 1.3%
   (d) Allison Transmission Inc., senior note, 144A, 11.00%, 11/01/15           United States    9,000,000                9,540,000
       Case New Holland Inc., senior note,
          7.125%, 3/01/14                                                       United States    9,350,000                9,396,750
   (d)    144A, 7.75%, 9/01/13                                                  United States    2,000,000                2,065,000
       Greenbrier Cos. Inc., senior note, 8.375%, 5/15/15                       United States    3,200,000                2,772,000
       L-3 Communications Corp., senior sub. note, 5.875%, 1/15/15              United States    4,500,000                4,578,750
(d, h) Libbey Glass Inc., senior secured note, 144A, 10.00%, 2/15/15            United States    4,100,000                4,171,750
       RBS Global & Rexnord Corp., senior note, 9.50%, 8/01/14                  United States   11,000,000               11,082,500
   (d) RSC Equipment Rental/RSC Holdings, senior note, 144A, 10.25%,
          11/15/19                                                              United States    1,000,000                1,042,500
       RSC Equipment Rental Inc., senior note, 9.50%,12/01/14                   United States   10,000,000               10,175,000
                                                                                                                    ---------------
                                                                                                                         54,824,250
                                                                                                                    ---------------
       COMMERCIAL & PROFESSIONAL SERVICES 0.5%
       ARAMARK Corp., senior note, 8.50%, 2/01/15                               United States   10,000,000               10,075,000
   (d) Casella Waste Systems Inc., senior secured note, 144A, 11.00%,
          7/15/14                                                               United States    4,050,000                4,414,500
(d, g) JohnsonDiversey Holdings Inc., senior note, 144A, PIK, 10.50%,
          5/15/20                                                               United States    7,200,000                7,578,000
                                                                                                                    ---------------
                                                                                                                         22,067,500
                                                                                                                    ---------------
       CONSUMER DURABLES & APPAREL 0.8%
       Jarden Corp., senior sub. note, 7.50%,
          1/15/20                                                               United States    1,700,000                1,721,250
          5/01/17                                                               United States   10,000,000               10,100,000
       Jostens IH Corp., senior sub. note, 7.625%, 10/01/12                     United States   11,000,000               11,110,000
       KB Home, senior note,
          6.25%, 6/15/15                                                        United States    6,000,000                5,715,000
          7.25%, 6/15/18                                                        United States    1,000,000                  965,000
   (d) Norcraft Cos. LP, senior secured note, 144A, 10.50%, 12/15/15            United States    3,350,000                3,433,750
                                                                                                                    ---------------
                                                                                                                         33,045,000
                                                                                                                    ---------------
       CONSUMER SERVICES 2.3%
(d, i) Fontainebleau Las Vegas, 144A, 10.25%, 6/15/15                           United States    8,000,000                  120,000
   (d) Grupo Posadas SAB de CV, senior note, 144A, 9.25%, 1/15/15                   Mexico       4,800,000                4,947,290
       Harrah's Operating Co. Inc., senior secured note, 11.25%,6/01/17         United States   16,000,000               17,080,000
       Host Hotels & Resorts LP, senior note,
          K, 7.125%, 11/01/13                                                   United States    6,900,000                6,986,250
          S, 6.875%, 11/01/14                                                   United States    1,000,000                1,000,000
       MGM MIRAGE, senior note,
          6.625%, 7/15/15                                                       United States   15,000,000               12,487,500
          7.50%, 6/01/16                                                        United States    1,000,000                  840,000
   (d) Norwegian Cruise Line Ltd., senior secured note, 144A, 11.75%,
          11/15/16                                                              United States   10,000,000               10,700,000
       Pinnacle Entertainment Inc.,
   (d)    senior note, 144A, 8.625%, 8/01/17                                    United States    5,000,000                5,037,500
          senior sub. note, 8.25%, 3/15/12                                      United States    2,132,000                2,142,660
          senior sub. note, 7.50%, 6/15/15                                      United States    3,000,000                2,790,000
       Royal Caribbean Cruises Ltd., senior deb., 7.25%, 3/15/18                United States   10,000,000                9,725,000
   (d) Shingle Springs Tribal Gaming, senior note, 144A, 9.375%,
          6/15/15                                                               United States    2,200,000                1,749,000
       Starwood Hotels & Resorts Worldwide Inc., senior note,
          6.75%, 5/15/18                                                        United States   10,000,000               10,025,000
          7.15%,12/01/19                                                        United States    2,000,000                2,000,000
   (i) Station Casinos Inc.,
          senior note, 6.00%, 4/01/12                                           United States    1,200,000                  214,500
          senior note, 7.75%, 8/15/16                                           United States    4,500,000                  821,250
          senior sub. note, 6.50%, 2/01/14                                      United States      500,000                    7,813
          senior sub. note, 6.875%, 3/01/16                                     United States    3,800,000                   38,000
   (d) Universal City Development,
          senior note, 144A, 8.875%, 11/15/15                                   United States    7,000,000                7,087,500

FRANKLIN STRATEGIC SERIES
FRANKLIN STRATEGIC INCOME FUND
STATEMENT OF INVESTMENTS, JANUARY 31, 2010 (UNAUDITED) (CONTINUED)

          senior sub. note, 144A, 10.875%, 11/15/16                             United States     1,000,000         $     1,040,000
                                                                                                                    ---------------
                                                                                                                         96,839,263
                                                                                                                    ---------------
       DIVERSIFIED FINANCIALS 4.0%
       American Express Co., senior note, 7.00%, 3/19/18                        United States     6,000,000               6,749,604
       American Express Credit Corp., senior note, C, 7.30%, 8/20/13            United States     4,000,000               4,549,628
       Bank of America Corp.,
   (j)    pfd., sub. bond, M, 8.125%, Perpetual                                 United States    14,000,000              13,309,800
          senior note, 5.65%, 5/01/18                                           United States     5,000,000               5,058,550
   (d) Cantor Fitzgerald LP, 144A, 7.875%, 10/15/19                             United States     3,400,000               3,510,354
       Capital One Capital V, pfd., 10.25%, 8/15/39                             United States     4,800,000               5,511,422
       Capital One Financial Corp., senior note, 7.375%, 5/23/14                United States     7,000,000               8,023,141
       Citigroup Inc.,
          senior note, 6.125%, 11/21/17                                         United States     5,000,000               5,067,055
          senior note, 8.125%, 7/15/39                                          United States     5,000,000               5,721,073
          sub. note, 5.00%, 9/15/14                                             United States    10,000,000               9,801,240
       The Export-Import Bank of Korea, senior note, 8.125%, 1/21/14             South Korea      7,905,000               9,176,456
       General Electric Capital Corp., senior note, A, 8.50%, 4/06/18           United States   170,000,000 MXN          11,758,821
       GMAC Inc., senior note,
          7.25%, 3/02/11                                                        United States     2,849,000               2,884,612
          6.875%, 9/15/11                                                       United States     8,000,000               8,010,000
          6.875%, 8/28/12                                                       United States     5,000,000               4,987,500
       The Goldman Sachs Group Inc., sub. note, 6.75%, 10/01/37                 United States     4,400,000               4,369,482
       Jefferies Group Inc., senior bond, 8.50%, 7/15/19                        United States    12,000,000              13,583,964
       JPMorgan Chase & Co.,
          6.00%,1/15/18                                                         United States     5,000,000               5,414,030
   (j) Junior sub. note, 1, 7.90%, Perpetual                                    United States     5,000,000               5,138,190
       JPMorgan Chase Capital XXII, sub. bond, 6.45%, 2/02/37                   United States    14,000,000              13,105,190
   (i) Lehman Brothers Holdings Inc., senior note, 6.20%, 9/26/14               United States    16,000,000               3,420,000
       Merrill Lynch & Co. Inc., senior note, 6.40%, 8/28/17                    United States    10,000,000              10,480,158
       Morgan Stanley, senior note, 6.00%, 4/28/15                              United States    12,000,000              12,936,888
                                                                                                                    ---------------
                                                                                                                        172,567,158
                                                                                                                    ---------------
       ENERGY 6.0%
       Anadarko Petroleum Corp., senior note, 6.95%, 6/15/19                    United States     6,500,000               7,435,649
   (d) Antero Resources Finance, senior note, 144A, 9.375%, 12/01/17            United States     7,100,000               7,455,000
   (d) Arch Coal Inc., senior note, 144A, 8.75%, 8/01/16                        United States     1,800,000               1,926,000
       Berry Petroleum Co., senior note, 10.25%, 6/01/14                        United States     6,600,000               7,260,000
       Chesapeake Energy Corp., senior note,
          7.625%, 7/15/13                                                       United States     1,500,000               1,578,750
          9.50%, 2/15/15                                                        United States     1,000,000               1,095,000
          6.625%, 1/15/16                                                       United States     3,500,000               3,421,250
          6.25%, 1/15/18                                                        United States     8,000,000               7,620,000
          7.25%, 12/15/18                                                       United States     1,000,000               1,000,000
       Compagnie Generale de Geophysique-Veritas, senior note,
          7.50%, 5/15/15                                                            France        7,000,000               6,982,500
          9.50%, 5/15/16                                                            France          600,000                 652,578
          7.75%, 5/15/17                                                            France        5,000,000               4,987,500
       Concho Resources Inc., senior note, 8.625%, 10/01/17                     United States     3,250,000               3,404,375
       Copano Energy LLC, senior note,
          8.125%, 3/01/16                                                       United States     9,000,000               9,112,500
          7.75%, 6/01/18                                                        United States     2,000,000               2,002,500
       EL Paso Corp., senior note,
          12.00%, 12/12/13                                                      United States     9,000,000              10,755,000
          7.00%, 6/15/17                                                        United States     2,700,000               2,774,785
       Enterprise Products Operating LLC,
          5.25%, 1/31/20                                                        United States     4,000,000               4,085,764
   (f) junior sub. note, FRN, 7.034%, 1/15/68                                   United States    10,000,000               9,464,050
   (d) Expro Finance Luxembourg, senior secured note, 144A, 8.50%,
          12/15/16                                                             United Kingdom     7,600,000               7,638,380
   (d) General Maritime Corp., senior note, 144A, 12.00%, 11/15/17              United States     7,100,000               7,455,000
   (d) HollyCorp., senior note, 144A, 9.875%, 6/15/17                           United States     3,100,000               3,301,500
       Mariner Energy Inc., senior note,
          7.50%, 4/15/13                                                        United States     9,000,000               9,135,000
          11.75%, 6/30/16                                                       United States     1,000,000               1,132,500

FRANKLIN STRATEGIC SERIES
FRANKLIN STRATEGIC INCOME FUND
STATEMENT OF INVESTMENTS, JANUARY 31, 2010 (UNAUDITED) (CONTINUED)

       MarkWest Energy Partners LP, senior note,
          6.875%,11/01/14                                                       United States    8,000,000          $     7,920,000
          8.75%, 4/15/18                                                        United States      800,000                  836,000
          B, 6.875%, 11/01/14                                                   United States      700,000                  689,500
   (d) OPTI Canada Inc., senior secured note, 144A, 9.00%, 12/15/12                Canada        3,000,000                3,090,000
       Peabody Energy Corp., senior note, B, 6.875%, 3/15/13                    United States   10,000,000               10,187,500
       Petrohawk Energy Corp., senior note, 10.50%, 8/01/14                     United States    9,500,000               10,545,000
       Petroleos de Venezuela SA, senior bond, zero cpn., 7/10/11                 Venezuela     18,290,000               15,203,562
   (d) Petroplus Finance Ltd., senior note, 144A, 6.75%, 5/01/14                 Switzerland     7,600,000                7,066,742
       Plains All American Pipeline LP, senior note, 5.75%, 1/15/20             United States   10,000,000               10,363,750
       Plains Exploration & Production Co., senior note,
          10.00%, 3/01/16                                                       United States    1,000,000                1,115,000
          7.625%, 6/01/18                                                       United States    9,000,000                9,180,000
          8.625%, 10/15/19                                                      United States    1,000,000                1,060,000
       Quicksilver Resources Inc., senior note,
          8.25%, 8/01/15                                                        United States    9,000,000                9,315,000
          11.75%, 1/01/16                                                       United States      500,000                  578,750
          9.125%, 8/15/19                                                       United States    1,000,000                1,065,000
   (d) SandRidge Energy Inc., senior note, 144A,
          8.00%, 6/01/18                                                        United States   10,500,000               10,500,000
          8.75%, 1/15/20                                                        United States    1,300,000                1,345,500
       Teekay Corp., senior note, 8.50%, 1/15/20                               Marshall Islands  2,700,000                2,754,000
       Tesoro Corp., senior note,
          6.25%, 11/01/12                                                       United States      500,000                  506,250
          6.50%, 6/01/17                                                        United States   10,000,000                9,575,000
       Weatherford International Ltd., senior note,
          6.00%, 3/15/18                                                        United States    8,000,000                8,373,032
          9.625%, 3/01/19                                                       United States    2,000,000                2,537,839
   (d) Woodside Finance Ltd., 144A, 8.75%, 3/01/19                                Australia     10,000,000               12,419,900
                                                                                                                    ---------------
                                                                                                                        257,902,906
                                                                                                                    ---------------
       FOOD & STAPLES RETAILING 0.4%
       Duane Reade Inc., senior secured note, 11.75%, 8/01/15                   United States    3,650,000                3,932,875
       Rite Aid Corp., senior secured note, 9.75%, 6/12/16                      United States    6,250,000                6,718,750
       SUPERVALU Inc., senior note, 8.00%, 5/01/16                              United States    7,500,000                7,537,500
                                                                                                                    ---------------
                                                                                                                         18,189,125
                                                                                                                    ---------------
       FOOD, BEVERAGE & TOBACCO 1.4%
   (d) Alliance One International Inc., senior note, 144A, 10.00%,
          7/15/16                                                               United States      100,000                  106,500
          7/15/16                                                               United States    1,100,000                1,149,500
       Altria Group Inc.,
          senior bond, 9.25%, 8/06/19                                           United States    3,300,000                4,072,639
          senior note, 9.70%, 11/10/18                                          United States    7,000,000                8,785,987
   (d) Anheuser-Busch InBev NV, senior note, 144A, 7.75%, 1/15/19               United States   10,000,000               11,888,850
   (d) CEDC Finance Corp. International Inc., senior secured note, 144A,
          9.125%, 12/01/16                                                      United States    5,500,000                5,802,500
   (d) Cott Beverages Inc., senior note, 144A, 8.375%, 11/15/17                 United States    4,500,000                4,635,000
   (d) Dole Food Co. Inc., senior note, 144A, 13.875%, 3/15/14                  United States    6,077,000                7,292,400
   (d) JBS USA LLC, senior note, 144A, 11.625%, 5/01/14                         United States    9,000,000               10,147,500
   (d) Pinnacle Foods Finance LLC, senior note, 144A, 9.25%, 4/01/15            United States    6,150,000                6,211,500
                                                                                                                    ---------------
                                                                                                                         60,092,376
                                                                                                                    ---------------
       HEALTH CARE EQUIPMENT & SERVICES 3.0%
   (d) CareFusion Corp., senior note, 144A, 6.375%, 8/01/19                     United States   10,000,000               11,025,310
       Coventry Health Care Inc., senior note,
          6.30%, 8/15/14                                                        United States    5,200,000                5,255,848
          5.95%, 3/15/17                                                        United States    2,800,000                2,618,442
       DaVita Inc., senior sub. note, 7.25%, 3/15/15                            United States   10,000,000               10,062,500
       FMC Finance III SA, senior note, 6.875%, 7/15/17                            Germany       7,500,000                7,781,250
       Fresenius Medical Care Capital Trust IV, 7.875%, 6/15/11                    Germany       2,500,000                2,625,000
   (d) Fresenius US Finance II, senior note, 144A, 9.00%, 7/15/15                  Germany       7,000,000                7,875,000
       HCA Inc.,
          senior note, 6.50%, 2/15/16                                           United States    3,000,000                2,775,000
          senior secured note, 9.125%, 11/15/14                                 United States   10,000,000               10,450,000
   (g)    senior secured note, PIK, 9.625%, 11/15/16                            United States    7,000,000                7,437,500
       Medco Health Solutions Inc., 7.125%, 3/15/18                             United States   10,000,000               11,550,690

FRANKLIN STRATEGIC SERIES
FRANKLIN STRATEGIC INCOME FUND
STATEMENT OF INVESTMENTS, JANUARY 31, 2010 (UNAUDITED) (CONTINUED)

   (d) Tenet Healthcare Corp.,
          senior note, 144A, 9.00%, 5/01/15                                     United States    2,500,000          $     2,650,000
          senior note, 144A, 10.00%, 5/01/18                                    United States    3,000,000                3,345,000
          senior secured note, 144A, 8.875%, 7/01/19                            United States    4,500,000                4,803,750
   (g) United Surgical Partners International Inc., senior sub. note, PIK,
          9.25%, 5/01/17                                                        United States    9,000,000                9,416,250
(f, g) US Oncology Holdings Inc., senior note, PIK, FRN, 7.178%,
          3/15/12                                                               United States    9,797,000                9,307,150
       US Oncology Inc., senior secured note, 9.125%, 8/15/17                   United States      800,000                  844,000
       Vanguard Health Holding Co. II LLC,
       (d) senior bond, 144A, 8.00%, 2/01/18                                    United States    9,300,000                9,125,625
          senior sub. note, 9.00%, 10/01/14                                     United States   10,000,000               10,500,000
                                                                                                                    ---------------
                                                                                                                        129,448,315
                                                                                                                    ---------------
       INSURANCE 1.2%
       American International Group Inc., senior note, 5.60%, 10/18/16          United States   12,000,000                9,832,560
       Lincoln National Corp., senior note,
          8.75%, 7/01/19                                                        United States   10,000,000               12,181,230
          6.25%, 2/15/20                                                        United States    3,600,000                3,727,393
(d, f) MetLife Capital Trust X, secured bond, 144A, FRN, 9.25%, 4/08/68         United States    1,900,000                2,147,000
   (f) MetLife Inc., junior sub. note, FRN, 6.40%, 12/15/66                     United States    8,000,000                7,160,000
       Reinsurance Group of America Inc., senior note, 6.45%, 11/15/19          United States    9,200,000                9,484,777
       Willis North America Inc., senior note, 7.00%, 9/29/19                   United States    4,400,000                4,628,166
                                                                                                                    ---------------
                                                                                                                         49,161,126
                                                                                                                    ---------------
       MATERIALS 3.4%
   (d) Anglo American Capital PLC, senior note, 144A, 9.375%, 4/08/14          United Kingdom    9,000,000               10,912,050
       Ball Corp., senior note,
          7.125%, 9/01/16                                                       United States    1,500,000                1,571,250
          7.375%, 9/01/19                                                       United States    1,500,000                1,571,250
   (d) Clearwater Paper Corp., senior note, 144A, 10.625%, 6/15/16              United States    4,200,000                4,683,000
       Crown Americas Inc., senior note, 7.75%, 11/15/15                        United States    4,500,000                4,646,250
       Freeport-McMoRan Copper & Gold Inc., senior note, 8.375%,
          4/01/17                                                               United States    9,000,000                9,800,793
       Huntsman International LLC,
   (d)    senior note, 144A, 5.50%, 6/30/16                                     United States      600,000                  526,500
          senior sub. note, 7.875%, 11/15/14                                    United States   10,000,000                9,700,000
   (d) Ineos Group Holdings PLC, senior secured note, 144A, 8.50%,
          2/15/16                                                              United Kingdom    8,000,000                5,400,000
   (d) Kerling PLC, senior sec. note, 144A, 10.625%, 1/28/17                   United Kingdom    5,800,000 EUR            8,212,506
   (d) MacDermid Inc., senior sub. note, 144A, 9.50%, 4/15/17                   United States    9,600,000                9,744,000
       Nalco Co.,
        (d) senior note, 144A, 8.25%, 5/15/17                                   United States    1,000,000                1,065,000
          senior sub. note, 8.875%, 11/15/13                                    United States    9,000,000                9,292,500
       NewPage Corp., senior secured note,
          10.00%, 5/01/12                                                       United States    1,900,000                1,258,750
          11.375%, 12/31/14                                                     United States    9,300,000                9,044,250
       Novelis Inc., senior note,
          7.25%, 2/15/15                                                           Canada        2,400,000                2,286,000
          11.50%, 2/15/15                                                          Canada        1,000,000                1,087,500
       Owens-Brockway Glass Container Inc., senior note,
          6.75%, 12/01/14                                                       United States    8,000,000                8,120,000
          7.375%, 5/15/16                                                       United States    1,000,000                1,045,000
       Owens-Illinois Inc., senior note, 7.80%, 5/15/18                         United States    1,000,000                1,032,500
       The Scotts Miracle-Gro Co., senior note, 7.25%, 1/15/18                  United States    2,100,000                2,142,000
       Solo Cup Co.,
          senior secured note, 10.50%, 11/01/13                                 United States    1,700,000                1,793,500
          senior sub. note, 8.50%, 2/15/14                                      United States    9,000,000                8,730,000
       Solutia Inc., senior note, 8.75%, 11/01/17                               United States    2,750,000                2,921,875
       Teck Resources Ltd., senior secured note, 10.75%, 5/15/19                   Canada        7,300,000                8,632,250
       Weyerhaeuser Co., senior note, 7.375%, 10/01/19                          United States    6,500,000                6,965,914
   (d) Xstrata Finance Canada Ltd., 144A, 5.80%, 11/15/16                      United Kingdom   10,000,000               10,582,410
                                                                                                                    ---------------
                                                                                                                        142,767,048
                                                                                                                    ---------------
       MEDIA 3.5%
   (d) Cablevision Systems Corp., senior note, 144A, 8.625%, 9/15/17            United States    2,000,000                2,080,000

FRANKLIN STRATEGIC SERIES
FRANKLIN STRATEGIC INCOME FUND
STATEMENT OF INVESTMENTS, JANUARY 31, 2010 (UNAUDITED) (CONTINUED)

   (d) CCH II LLC/CCH II Capital Corp., senior note, 144A, 13.50%,
          11/30/16                                                              United States    7,333,779          $     8,782,200
       CCO Holdings LLC, senior note, 8.75%, 11/15/13                           United States    4,000,000                4,075,000
   (d) Clear Channel Worldwide Holdings Inc., senior note,
          A, 144A, 9.25%, 12/15/17                                              United States    1,200,000                1,233,000
          B, 144A, 9.25%, 12/15/17                                              United States    4,800,000                4,968,000
       CSC Holdings Inc.,
          senior deb., 7.625%, 7/15/18                                          United States    6,000,000                6,240,000
          senior note, 6.75%, 4/15/12                                           United States      600,000                  627,000
       (d) senior note, 144A, 8.50%, 4/15/14                                    United States    3,000,000                3,195,000
       DIRECTV Holdings LLC, senior note, 7.625%, 5/15/16                       United States    7,500,000                8,222,917
       EchoStar DBS Corp., senior note,
          7.75%, 5/31/15                                                        United States    2,000,000                2,070,000
          7.125%, 2/01/16                                                       United States    5,000,000                5,050,000
       Lamar Media Corp.,
          senior note, 9.75%, 4/01/14                                           United States    1,000,000                1,100,000
          senior sub. note, 7.25%, 1/01/13                                      United States    7,500,000                7,537,500
          senior sub. note, B, 6.625%, 8/15/15                                  United States    1,500,000                1,436,250
       Liberty Media Corp., senior note, 5.70%, 5/15/13                         United States   10,000,000                9,725,000
       LIN Television Corp., senior sub. note, 6.50%, 5/15/13                   United States   11,000,000               10,560,000
   (k) Radio One Inc., senior sub. note, 6.375%, 2/15/13                        United States    8,000,000                6,440,000
   (d) SeatPagine Gialle SpA, senior secured note, 144A, 10.50%,
          1/31/17                                                                   Italy        3,875,000 EUR            5,174,906
   (d) Sinclair Television Group Inc., senior secured note, 144A, 9.25%,
          11/01/17                                                              United States    8,800,000                9,108,000
       Time Warner Inc., 7.625%, 4/15/31                                        United States    9,000,000               10,632,537
   (d) TVN Finance Corp. PLC, senior note, 144A, 10.75%, 11/15/17                  Poland        4,050,000 EUR            6,084,205
   (d) UPC Germany GmbH, senior sub. note, 144A, 9.625%, 12/01/19                  Germany       2,100,000 EUR            2,940,767
   (d) UPC Holding BV, senior note, 144A, 9.875%, 4/15/18                        Netherlands     2,500,000                2,656,250
       Viacom Inc., senior note, 6.875%, 4/30/36                                United States   10,000,000               10,869,460
   (d) Virgin Media Secured Finance, senior secured note, 144A, 6.50%,
          1/15/18                                                               United States    5,600,000                5,606,295
   (d) WMG Acquisition Corp., senior secured note, 144A, 9.50%,
          6/15/16                                                               United States   10,000,000               10,775,000
                                                                                                                    ---------------
                                                                                                                        147,189,287
                                                                                                                    ---------------
       PHARMACEUTICALS, BIOTECHNOLOGY & LIFE SCIENCES 0.1%
   (d) Talecris Biotherapeutics Holdings Corp., senior note, 144A, 7.75%,
          11/15/16                                                              United States    5,500,000                5,637,500
                                                                                                                    ---------------
       REAL ESTATE 1.9%
   (d) Dexus Finance Property Ltd., 144A, 7.125%, 10/15/14                        Australia     12,000,000               12,758,412
   (d) Digital Realty Trust LP, 144A, 5.875%, 2/01/20                           United States    8,500,000                8,379,810
       Duke Realty LP, senior note, 8.25%, 8/15/19                              United States   12,000,000               13,370,256
       ERP Operating LP, 5.75%, 6/15/17                                         United States    3,300,000                3,401,559
   (d) FelCor Lodging LP, senior secured note, 144A, 10.00%, 10/01/14           United States   11,000,000               10,945,000
       Forest City Enterprises Inc., senior note, 7.625%, 6/01/15               United States    7,900,000                7,149,500
       Healthcare Realty Trust Inc., senior note, 6.50%, 1/17/17                United States   12,000,000               12,543,588
       Kimco Realty Corp., senior note, 6.875%, 10/01/19                        United States    9,700,000               10,406,083
       Simon Property Group LP, senior note, 10.35%, 4/01/19                    United States    3,100,000                4,063,359
                                                                                                                    ---------------
                                                                                                                         83,017,567
                                                                                                                    ---------------
       RETAILING 0.8%
       Dollar General Corp., senior note, 10.625%, 7/15/15                      United States    7,578,000                8,345,272
(d, f) Edcon Holdings, 144A, FRN, 6.214%, 6/15/15                               South Africa     5,000,000 EUR            4,124,838
(d, f) Edcon Proprietary Ltd., senior secured note, 144A, FRN, 3.964%,
          6/15/14                                                               South Africa     7,000,000 EUR            6,669,620
       Michaels Stores Inc., senior note, 10.00%, 11/01/14                      United States   10,000,000               10,150,000
   (d) QVC Inc., senior secured note, 144A, 7.50%, 10/01/19                     United States    4,400,000                4,532,000
                                                                                                                    ---------------
                                                                                                                         33,821,730
                                                                                                                    ---------------
       SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT 0.3%
   (d) Advanced Micro Devices Inc., senior note, 144A, 8.125%, 12/15/17         United States    2,200,000                2,222,000
       Freescale Semiconductor Inc., senior note, 8.875%, 12/15/14              United States   11,000,000                9,845,000
                                                                                                                    ---------------
                                                                                                                         12,067,000
                                                                                                                    ---------------

FRANKLIN STRATEGIC SERIES
FRANKLIN STRATEGIC INCOME FUND
STATEMENT OF INVESTMENTS, JANUARY 31, 2010 (UNAUDITED) (CONTINUED)

       SOFTWARE & SERVICES 0.3%
       SunGard Data Systems Inc.,
          senior note, 9.125%, 8/15/13                                          United States    6,000,000          $     6,135,000
          senior sub. note, 10.25%, 8/15/15                                     United States    8,000,000                8,340,000
                                                                                                                    ---------------
                                                                                                                         14,475,000
                                                                                                                    ---------------
       TECHNOLOGY HARDWARE & EQUIPMENT 0.5%
   (d) Brocade Communications Systems Inc.,
          senior note, 144A, 6.625%, 1/15/18                                    United States    1,700,000                1,729,750
          senior secured note, 144A, 6.875%, 1/15/20                            United States    1,600,000                1,640,000
       Jabil Circuit Inc., senior note, 7.75%, 7/15/16                          United States    5,200,000                5,564,000
       Sanmina-SCI Corp.,
       (d, f) senior note, 144A, FRN, 3.004%, 6/15/14                           United States    2,000,000                1,840,000
          senior sub. note, 6.75%, 3/01/13                                      United States    4,300,000                4,310,750
          senior sub. note, 8.125%, 3/01/16                                     United States    2,000,000                2,015,000
   (d) ViaSat Inc., senior note, 144A, 8.875%, 9/15/16                          United States    2,100,000                2,205,000
                                                                                                                    ---------------
                                                                                                                         19,304,500
                                                                                                                    ---------------
       TELECOMMUNICATION SERVICES 3.0%
       Crown Castle International Corp.,
          senior bond, 7.125%, 11/01/19                                         United States      400,000                  399,000
          senior note, 9.00%, 1/15/15                                           United States    8,000,000                8,710,000
   (d) Digicel Group Ltd., senior note, 144A,
          8.875%, 1/15/15                                                          Jamaica      11,000,000               10,835,000
          8.25%, 9/01/17                                                           Jamaica       1,000,000                  972,500
       Intelsat Bermuda Ltd., senior note, 11.25%, 6/15/16                         Bermuda       8,000,000                8,540,000
       Holding Co. Ltd., senior note,
          Intelsat Subsidiary 8.50%, 1/15/13                                       Bermuda      10,000,000               10,150,000
       MetroPCS Wireless Inc., senior note, 9.25%, 11/01/14                     United States   11,000,000               11,123,750
          Millicom International Cellular SA, senior note,
          10.00%, 12/01/13                                                       Luxembourg     10,000,000               10,375,000
       Qwest Communications International Inc., senior note, 7.50%,
          2/15/14                                                               United States   10,000,000               10,112,500
       Qwest Corp., senior note, 8.375%, 5/01/16                                United States    5,000,000                5,500,000
   (d) SBA Telecommunications Inc., senior note, 144A, 8.25%, 8/15/19           United States    3,900,000                4,114,500
       Sprint Nextel Corp., senior note, 8.375%, 8/15/17                        United States   12,000,000               11,760,000
       Telecom Italia Capital SA, senior note,
          4.95%, 9/30/14                                                            Italy        9,000,000                9,486,056
          6.999%, 6/04/18                                                           Italy        1,500,000                1,666,696
          7.175%, 6/18/19                                                           Italy        2,000,000                2,247,476
       Verizon New York Inc., senior deb.,
          A, 6.875%, 4/01/12                                                    United States    5,000,000                5,500,550
          B, 7.375%, 4/01/32                                                    United States    1,500,000                1,638,056
   (d) Wind Acquisition Finance SA, senior note, 144A,
          10.75%, 12/01/15                                                          Italy       10,000,000               10,825,000
          11.75%, 7/15/17                                                           Italy          900,000                  969,750
(d, g) Wind Acquisition Holding, senior note, 144A, PIK, 12.25%, 7/15/17            Italy        2,000,000EUR             2,584,832
                                                                                                                    ---------------
                                                                                                                        127,510,666
                                                                                                                    ---------------
       TRANSPORTATION 0.3%
   (d) Ceva Group PLC, senior secured note, 144A,
          10.00%, 9/01/14                                                      United Kingdom    9,500,000                9,063,198
          11.625%, 10/01/16                                                    United Kingdom      400,000                  412,500
   (d) Delta Air Lines Inc., senior secured note, 144A, 9.50%, 9/15/14          United States    3,300,000                3,432,000
                                                                                                                    ---------------
                                                                                                                         12,907,698
                                                                                                                    ---------------
       UTILITIES 2.6%
       The AES Corp., senior note, 8.00%, 10/15/17                              United States    3,600,000                3,645,000
       Ameren Corp., senior note, 8.875%, 5/15/14                               United States   10,000,000               11,633,170
       CenterPoint Energy Inc., senior note,
          6.125%, 11/01/17                                                      United States    7,500,000                7,971,787
          6.50%, 5/01/18                                                        United States    1,500,000                1,590,141
       CMS Energy Corp., senior note, 8.75%, 6/15/19                            United States    5,400,000                6,185,635
       Dynegy Holdings Inc., senior note, 8.375%, 5/01/16                       United States   12,000,000               10,890,000
       Edison Mission Energy, senior note, 7.00%, 5/15/17                       United States    4,200,000                3,339,000
   (d) Enogex LLC, senior note, 144A, 6.25%, 3/15/20                            United States   12,000,000               11,973,192
   (d) Infinis PLC, senior note, 144A, 9.125%, 12/15/14                        United Kingdom    1,525,000 GBP            2,498,347
   (d) Intergen NV, senior secured note, 144A, 9.00%, 6/30/17                    Netherlands    11,200,000               11,480,000

FRANKLIN STRATEGIC SERIES
FRANKLIN STRATEGIC INCOME FUND
STATEMENT OF INVESTMENTS, JANUARY 31, 2010 (UNAUDITED) (CONTINUED)

       Mirant North America LLC, senior note, 7.375%, 12/31/13                  United States   10,000,000          $    10,000,000
       NRG Energy Inc., senior note,
          7.25%, 2/01/14                                                        United States    2,500,000                2,515,625
          7.375%, 2/01/16                                                       United States   10,000,000                9,975,000
          7.375%, 1/15/17                                                       United States    2,500,000                2,490,625
       Texas Competitive Electric Holdings Co. LLC, senior note, A,
          10.25%, 11/01/15                                                      United States   18,000,000               14,175,000
                                                                                                                    ---------------
                                                                                                                        110,362,522
                                                                                                                    ---------------
       TOTAL CORPORATE BONDS (COST $1,615,335,746)                                                                    1,721,840,018
                                                                                                                    ---------------
       ASSET-BACKED SECURITIES AND COMMERCIAL MORTGAGE-BACKED SECURITIES 6.4%
       BANKS 4.7%
   (f) Banc of America Commercial Mortgage Inc., 2005-6, A4, FRN,
          5.178%, 9/10/47                                                       United States    8,000,000                8,236,072
   (f) Citibank Credit Card Issuance Trust, 2005-A3, A3, FRN, 0.301%,
          4/24/14                                                               United States    3,000,000                2,983,658
       Citigroup Commercial Mortgage Trust,
   (f)    2007-C6, AM, FRN, 5.70%, 6/10/17                                      United States    3,500,000                2,909,959
          2008-C7, A4, 6.095%, 12/10/49                                         United States   19,150,000               18,146,364
       Citigroup/Deutsche Bank Commercial Mortgage Trust,
   (f)    2005-CD1, A4, FRN, 5.225%, 7/15/44                                    United States    8,940,000                9,241,953
          2006-CD3, A5, 5.617%, 10/15/48                                        United States   22,000,000               22,087,459
       Countrywide Asset-Backed Certificates, 2005-11, AF4, 5.21%,
          3/25/34                                                               United States    2,800,000                1,424,765
       GE Capital Commercial Mortgage Corp., 2003-C1, A4, 4.819%,
          1/10/38                                                               United States    1,827,831                1,892,183
       Greenwich Capital Commercial Funding Corp.,
          2004-GG1, A7, 5.317%, 6/10/36                                         United States   15,546,036               16,201,325
          2005-GG5, A5, 5.224%, 4/10/37                                         United States   20,380,000               20,164,952
   (f)    2006-GG7, A4, FRN, 5.883%, 7/10/38                                    United States   12,000,000               11,714,270
       GS Mortgage Securities Corp. II,
          2003-C1, A3, 4.608%, 1/10/40                                          United States    3,965,000                4,071,161
   (f)    2006-GG6, A4, FRN, 5.553%, 4/10/38                                    United States   10,000,000                9,632,086
          2006-GG8, A4, 5.56%, 11/10/39                                         United States    5,000,000                4,641,065
       LB-UBS Commercial Mortgage Trust,
   (f)    2002-C2, A4, FRN, 5.594%, 6/15/31                                     United States    5,000,000                5,285,966
          2005-C5, A4, 4.954%, 9/15/30                                          United States   13,000,000               13,258,855
          2006-C1, A4, 5.156%, 2/15/31                                          United States   13,250,000               13,473,359
   (f) Morgan Stanley Capital I Trust, 2004-IQ7, A4, FRN, 5.402%,
          6/15/38                                                               United States    7,000,000                7,224,470
(d, f) Schiller Park CLO Ltd., 2007-1A, A2, 144A, FRN, 0.489%, 4/25/21          United States   12,300,000               11,283,651
(d, f) Wachovia Bank Commercial Mortgage Trust, 2007-WHL8, A1,
          144A, FRN, 0.313%, 6/15/20                                            United States   21,269,898               18,203,455
                                                                                                                    ---------------
                                                                                                                        202,077,028
                                                                                                                    ---------------
       DIVERSIFIED FINANCIALS 1.7%
   (f) Advanta Business Card Master Trust, 2007-A4, A4, FRN, 0.261%,
          4/22/13                                                               United States    4,878,743                4,770,024
   (f) American Express Credit Account Master Trust, 2008-1, A, FRN,
          0.683%, 8/15/13                                                       United States    8,200,000                8,220,238
(d, f) Babson CLO Ltd., 2005-2A, A1, 144A, FRN, 0.499%, 7/20/19                Cayman Islands    6,233,446                5,795,484
   (f) Chase Issuance Trust,
          2007-A9, A9, FRN, 0.263%, 6/16/14                                     United States   12,000,000               11,930,862
          sub. note, 2006-A7, A, FRN, 0.243%, 2/15/13                           United States    4,000,000                3,993,609
(d, f) Columbus Nova CLO Ltd., 2007-2A, A2, 144A, FRN, 1.251%,
          10/15/21                                                             Cayman Islands    2,680,000                2,468,320
       JPMorgan Chase Commercial Mortgage Securities Corp.,
   (f)    2004-CB9, A4, FRN, 5.376%, 6/12/41                                    United States    8,871,306                9,061,274
          2004-LN2, A2, 5.115%, 7/15/41                                         United States      807,292                  814,835
          2005-LDP2, AM, 4.78%, 7/15/42                                         United States    2,200,000                1,989,051
   (f)    2005-LDP5, A4, FRN, 5.179%, 12/15/44                                  United States   15,700,000               16,121,018
   (f) MBNA Credit Card Master Note Trust, 2005-A4, A4, FRN, 0.273%,
          11/15/12                                                              United States    6,000,000                5,994,553

FRANKLIN STRATEGIC SERIES
FRANKLIN STRATEGIC INCOME FUND
STATEMENT OF INVESTMENTS, JANUARY 31, 2010 (UNAUDITED) (CONTINUED)

       Residential Asset Securities Corp., 2004-KS1, A14, 4.213%,
          4/25/32                                                               United States      161,577          $       153,229
                                                                                                                    ---------------
                                                                                                                         71,312,497
                                                                                                                    ---------------
       TOTAL ASSET-BACKED SECURITIES AND COMMERCIAL MORTGAGE-BACKED SECURITIES (COST $263,800,750)                      273,389,525
                                                                                                                    ---------------
       MORTGAGE-BACKED SECURITIES 4.2%
   (F) FEDERAL HOME LOAN MORTGAGE CORP. (FHLMC) ADJUSTABLE RATE 0.0%(c)
       FHLMC, 3.727%, 1/01/33                                                   United States      261,590                  270,868
                                                                                                                    ---------------
       FEDERAL HOME LOAN MORTGAGE CORP. (FHLMC) FIXED RATE 1.6%
       FHLMC Gold 15 Year, 4.50%, 10/01/18 - 9/01/19                            United States    4,272,706                4,494,897
       FHLMC Gold 15 Year, 5.00%, 12/01/17 - 7/01/22                            United States    6,071,050                6,456,545
       FHLMC Gold 15 Year, 5.50%, 7/01/17 - 2/01/19                             United States      663,684                  714,446
       FHLMC Gold 15 Year, 6.50%, 4/01/11                                       United States          161                      168
       FHLMC Gold 15 Year, 7.00%, 9/01/11                                       United States          206                      216
       FHLMC Gold 30 Year, 5.00%, 3/01/34 - 6/01/38                             United States   16,686,445               17,382,319
       FHLMC Gold 30 Year, 5.50%, 6/01/33 - 6/01/36                             United States   10,700,858               11,375,557
       FHLMC Gold 30 Year, 6.00%, 6/01/33 - 2/01/39                             United States   20,679,120               22,220,463
       FHLMC Gold 30 Year, 6.50%, 10/01/21 - 6/01/36                            United States    2,552,430                2,763,143
       FHLMC Gold 30 Year, 7.00%, 9/01/21 - 8/01/32                             United States      184,965                  205,597
       FHLMC Gold 30 Year, 7.50%, 4/01/24 - 1/01/31                             United States       32,567                   36,792
       FHLMC Gold 30 Year, 8.00%, 11/01/25 - 1/01/26                            United States          754                      869
       FHLMC Gold 30 Year, 9.00%, 12/01/24                                      United States          304                      352
                                                                                                                    ---------------
                                                                                                                         65,651,364
                                                                                                                    ---------------
   (f) FEDERAL NATIONAL MORTGAGE ASSOCIATION (FNMA) ADJUSTABLE RATE 0.0%(c)
       FNMA, 2.732%, 12/01/34                                                   United States      890,682                  912,630
       FNMA, 4.24%, 4/01/20                                                     United States      210,051                  214,015
                                                                                                                    ---------------
                                                                                                                          1,126,645
                                                                                                                    ---------------
       FEDERAL NATIONAL MORTGAGE ASSOCIATION (FNMA) FIXED RATE 2.4%
       FNMA 15 Year, 4.50%, 3/01/20                                             United States      954,310                1,003,003
       FNMA 15 Year, 5.00%, 1/01/18 - 6/01/18                                   United States    1,246,911                1,329,408
       FNMA 15 Year, 5.50%, 3/01/14 - 4/01/21                                   United States    4,162,588                4,465,376
       FNMA 15 Year, 6.00%, 4/01/13 - 10/01/16                                  United States      134,543                  145,373
       FNMA 15 Year, 6.50%, 4/01/11 - 6/01/13                                   United States        9,185                    9,924
       FNMA 15 Year, 7.50%, 10/01/14                                            United States        9,648                   10,553
       FNMA 30 Year, 4.50%, 4/01/39                                             United States   15,900,542               16,060,661
       FNMA 30 Year, 5.00%, 4/01/34 - 6/01/38                                   United States   26,956,103               28,057,676
       FNMA 30 Year, 5.50%, 9/01/33 - 1/01/37                                   United States   16,259,459               17,277,516
       FNMA 30 Year, 6.00%, 6/01/34 - 11/01/37                                  United States   21,641,675               23,268,031
       FNMA 30 Year, 6.50%, 1/01/24 - 10/01/37                                  United States    7,993,856                8,659,820
       FNMA 30 Year, 7.50%, 12/01/28 - 10/01/29                                 United States       29,773                   33,757
       FNMA 30 Year, 8.00%, 1/01/25 - 6/01/26                                   United States       15,395                   17,737
       FNMA 30 Year, 8.50%, 7/01/25                                             United States          710                      821
                                                                                                                    ---------------
                                                                                                                        100,339,656
                                                                                                                    ---------------
       GOVERNMENT NATIONAL MORTGAGE ASSOCIATION (GNMA) FIXED RATE 0.2%
       GNMA I SF 30 Year, 5.00%, 6/15/34 - 7/15/34                              United States    1,097,500                1,151,248
       GNMA I SF 30 Year, 5.50%, 2/15/33 - 6/15/36                              United States    3,385,964                3,607,712
       GNMA I SF 30 Year, 6.00%, 8/15/36                                        United States      434,524                  465,397
       GNMA I SF 30 Year, 6.50%, 3/15/24 - 3/15/32                              United States      253,538                  276,842
       GNMA I SF 30 Year, 7.00%, 11/15/27 - 5/15/28                             United States       51,209                   57,034
       GNMA I SF 30 Year, 7.50%, 9/15/23 - 5/15/27                              United States       13,223                   14,929
       GNMA I SF 30 Year, 8.00%, 2/15/25 - 9/15/27                              United States       12,826                   14,747
       GNMA I SF 30 Year, 8.50%, 8/15/24                                        United States          132                      153
       GNMA I SF 30 Year, 9.00%, 1/15/25                                        United States          458                      530
       GNMA I SF 30 Year, 9.50%, 6/15/25                                        United States          693                      809
       GNMA II SF 30 Year, 5.00%, 9/20/33 - 11/20/33                            United States    1,559,864                1,639,261
       GNMA II SF 30 Year, 5.50%, 6/20/34                                       United States      776,446                  827,886
       GNMA II SF 30 Year, 6.00%, 11/20/34                                      United States      650,081                  701,415
       GNMA II SF 30 Year, 6.50%, 7/20/28 - 12/20/31                            United States      299,474                  327,295

FRANKLIN STRATEGIC SERIES
FRANKLIN STRATEGIC INCOME FUND
STATEMENT OF INVESTMENTS, JANUARY 31, 2010 (UNAUDITED) (CONTINUED)

       GNMA II SF 30 Year, 7.50%, 8/20/16 - 4/20/32                         United States              163,459      $       181,397
                                                                                                                    ---------------
                                                                                                                          9,266,655
                                                                                                                    ---------------
       TOTAL MORTGAGE-BACKED SECURITIES (COST $166,604,221)                                                             176,655,188
                                                                                                                    ---------------
       U.S. GOVERNMENT AND AGENCY SECURITIES 5.1%
       FHLMC,
          5.625%, 3/15/11                                                   United States            8,000,000            8,459,256
          senior note, 4.75%, 3/05/12                                       United States            9,000,000            9,699,075
       FNMA,
          1.375%, 4/28/11                                                   United States           15,500,000           15,657,728
          4.125%, 4/15/14                                                   United States            2,000,000            2,149,526
       U.S. Treasury Bond,
          4.50%, 2/15/16                                                    United States           13,100,000           14,411,035
          4.50%, 5/15/17                                                    United States           16,000,000           17,451,264
          5.25%, 2/15/29                                                    United States            1,750,000            1,946,602
          6.25%, 8/15/23                                                    United States            4,000,000            4,892,504
          6.88%, 8/15/25                                                    United States            1,000,000            1,302,500
          7.125%, 2/15/23                                                   United States            3,000,000            3,934,689
          7.875%, 2/15/21                                                   United States            7,200,000            9,855,000
       U.S. Treasury Note,
          3.375%, 6/30/13                                                   United States            2,000,000            2,120,782
          4.00%, 4/15/10                                                    United States            1,100,000            1,108,939
          4.00%, 11/15/12                                                   United States            1,850,000            1,992,074
          4.125%, 8/15/10                                                   United States            2,900,000            2,962,307
          4.25%, 8/15/13                                                    United States            1,000,000            1,091,251
          4.25%, 11/15/14                                                   United States              700,000              765,844
          4.375%, 8/15/12                                                   United States            1,000,000            1,083,047
          4.50%, 9/30/11                                                    United States            1,500,000            1,596,564
          4.75%, 8/15/17                                                    United States            7,000,000            7,740,474
          5.00%, 8/15/11                                                    United States            2,100,000            2,245,114
   (i) Index Linked, 1.625%, 1/15/15                                        United States           24,923,042           26,221,757
   (i) Index Linked, 1.875%, 7/15/15                                        United States            2,224,210            2,373,301
   (i) Index Linked, 2.00%, 1/15/14                                         United States           23,882,285           25,529,781
   (i) Index Linked, 2.00%, 7/15/14                                         United States           12,393,868           13,292,423
   (i) Index Linked, 2.00%, 1/15/16                                         United States           11,988,604           12,847,479
   (i) Index Linked, 2.50%, 7/15/16                                         United States           20,886,916           23,084,929
                                                                                                                    ---------------
       TOTAL U.S. GOVERNMENT AND AGENCY SECURITIES (COST $204,360,254)                                                  215,815,245
                                                                                                                    ---------------
       FOREIGN GOVERNMENT AND AGENCY SECURITIES 24.8%
       Corporacion Andina De Fomento, 8.125%, 6/04/19                     Supranational (m)         11,440,000           13,638,768
   (d) Emirate of Abu Dhabi, 144A, 6.75%, 4/08/19                       United Arab Emirates         9,640,000           10,738,256
       European Investment Bank, senior note, 1612/37, 6.50%, 9/10/14     Supranational (m)         12,905,000 NZD        9,425,741
(f, n) Government of Argentina, senior bond, FRN, 0.943%, 8/03/12             Argentina            142,168,000           45,671,470
       Government of Australia, TB123, 5.75%, 4/15/12                         Australia             59,940,000 AUD       54,370,455
       Government of Hungary, 6.25%, 1/29/20                                   Hungary              12,520,000           12,520,000
       Government of Indonesia,
          FR10, 13.15%, 3/15/10                                               Indonesia          7,125,000,000 IDR          768,959
          FR19, 14.25%, 6/15/13                                               Indonesia         63,035,000,000 IDR        7,949,798
          FR20, 14.275%, 12/15/13                                             Indonesia         28,415,000,000 IDR        3,635,259
          FR26, 11.00%, 10/15/14                                              Indonesia          4,500,000,000 IDR          529,269
          FR28, 10.00%, 7/15/17                                               Indonesia         10,200,000,000 IDR        1,146,420
          FR34, 12.80%, 6/15/21                                               Indonesia        108,710,000,000 IDR       13,863,765
          FR39, 11.75%, 8/15/23                                               Indonesia         29,150,000,000 IDR        3,439,388
          FR42, 10.25%, 7/15/27                                               Indonesia         86,000,000,000 IDR        8,991,653
          FR44, 10.00%, 9/15/24                                               Indonesia         92,490,000,000 IDR        9,607,667
          FR47, 10.00%, 2/15/28                                               Indonesia         28,000,000,000 IDR        2,855,409
   (d) senior bond, 144A, 6.625%, 2/17/37                                     Indonesia                940,000              916,764
   (d) senior bond, 144A, 7.75%, 1/17/38                                      Indonesia             11,270,000           12,423,414
   (d) senior bond, 144A, 8.50%, 10/12/35                                     Indonesia                945,000            1,121,951
   (d) senior note, 144A, 11.625%, 3/04/19                                    Indonesia              2,655,000            3,752,295
       Government of Israel, 2680, 7.00%, 4/29/11                               Israel              38,745,000 ILS       10,989,130
   (d) Government of Lithuania, 144A, 6.75%, 1/15/15                          Lithuania              6,980,000            7,141,587
       Government of Malaysia,
          3.461%, 7/31/13                                                      Malaysia             28,900,000 MYR        8,500,540

FRANKLIN STRATEGIC SERIES
FRANKLIN STRATEGIC INCOME FUND
STATEMENT OF INVESTMENTS, JANUARY 31, 2010 (UNAUDITED) (CONTINUED)

          3.756%, 4/28/11                                                        Malaysia         104,670,000 MYR   $    31,155,782
          3.833%, 9/28/11                                                        Malaysia         100,550,000 MYR        30,043,389
          4.24%, 2/07/18                                                         Malaysia          64,800,000 MYR        19,137,761
       Government of Mexico,
          M 10, 8.00%, 12/17/15                                                   Mexico              725,000(o) MXN      5,716,009
          M 20, 10.00%, 12/05/24                                                  Mexico            4,945,000(o) MXN     43,737,732
       Government of Norway, 6.00%, 5/16/11                                       Norway          333,540,000 NOK        58,967,143
       Government of Poland,
          4.25%, 5/24/11                                                          Poland            3,685,000 PLN         1,262,289
          4.75%, 4/25/12                                                          Poland          108,930,000 PLN        37,340,267
          5.75%, 4/25/14                                                          Poland           24,040,000 PLN         8,361,411
          5.75%, 9/23/22                                                          Poland           38,200,000 PLN        12,642,651
          6.25%, 10/24/15                                                         Poland           44,475,000 PLN        15,702,963
          senior note, 6.375%, 7/15/19                                            Poland           18,000,000            19,428,858
   (d) Government of Russia, 144A, 7.50%, 3/31/30                                 Russia           58,936,120            66,512,358
       Government of South Africa,
          6.875%, 5/27/19                                                      South Africa        10,820,000            11,988,560
          senior note, 5.875%, 5/30/22                                         South Africa        10,000,000            10,156,250
       Government of Sri Lanka, A,
          8.50%, 1/15/13                                                         Sri Lanka        152,900,000 LKR         1,263,323
          11.00%, 8/01/15                                                        Sri Lanka        601,300,000 LKR         5,050,183
          11.25%, 7/15/14                                                        Sri Lanka        528,200,000 LKR         4,588,694
          12.00%, 7/15/11                                                        Sri Lanka         43,390,000 LKR           388,755
          13.50%, 2/01/13                                                        Sri Lanka        178,300,000 LKR         1,673,970
       Government of Sweden,
          5.25%, 3/15/11                                                          Sweden          640,860,000 SEK        91,507,939
          5.50%, 10/08/12                                                         Sweden           24,960,000 SEK         3,721,131
       Government of the Hellenic Republic, 6.00%, 7/19/19                        Greece           20,000,000 EUR        25,985,784
       Government of Venezuela,
          10.75%, 9/19/13                                                        Venezuela         23,150,000            21,298,000
   (p)    senior bond, Reg S, 5.375%, 8/07/10                                    Venezuela          7,755,000             7,685,360
   (d) Government of Vietnam, 144A, 6.75%, 1/29/20                                Vietnam          16,625,000            16,683,880
       KfW Bankengruppe, senior note, 6.50%, 11/15/11                             Germany          10,164,000 NZD         7,403,261
       Korea Development Bank, senior note, 8.00%, 1/23/14                      South Korea        11,695,000            13,483,025
       Korea Treasury Bond,
          0400-1206, 4.00%, 6/10/12                                             South Korea    86,238,140,000 KRW        74,093,447
          0475-1112, 4.75%, 12/10/11                                            South Korea    38,168,700,000 KRW        33,375,509
          0525-1209, 5.25%, 9/10/12                                             South Korea    21,000,000,000 KRW        18,511,788
          0525-1303, 5.25%, 3/10/13                                             South Korea       767,400,000 KRW           676,929
          0550-1106, 5.50%, 6/10/11                                             South Korea     7,842,350,000 KRW         6,936,789
       Province of Manitoba, 6.375%, 9/01/15                                       Canada           3,000,000 NZD         2,160,143
       New South Wales Treasury Corp., senior note, 5.50%, 3/01/17               Australia         12,025,000 AUD        10,489,347
       Nota Do Tesouro Nacional,
          10.00%, 1/01/12                                                          Brazil           20,645(q) BRL        10,656,002
          10.00%, 1/01/14                                                          Brazil            5,200(q) BRL         2,552,684
          10.00%, 1/01/17                                                          Brazil           70,650(q) BRL        32,460,819
   (r)    Index Linked, 6.00%, 5/15/15                                             Brazil           22,830(q) BRL        22,096,143
   (r)    Index Linked, 6.00%, 5/15/45                                             Brazil            3,570(q) BRL         3,376,418
       Province of Ontario, 6.25%, 6/16/15                                         Canada           2,826,000 NZD         2,030,021
       Queensland Treasury Corp.,
          11, 6.00%, 6/14/11                                                     Australia          2,145,000 AUD         1,931,426
          13, 6.00%, 8/14/13                                                     Australia          2,045,000 AUD         1,855,450
          17, 6.00%, 9/14/17                                                     Australia          4,090,000 AUD         3,664,466
   (d)    144A, 7.125%, 9/18/17                                                  Australia         15,990,000 NZD        11,921,673
                                                                                                                    ---------------
       TOTAL FOREIGN GOVERNMENT AND AGENCY SECURITIES
       (COST $1,028,465,670)                                                                                          1,055,673,740
                                                                                                                    ---------------
       MUNICIPAL BONDS 1.8%
       California State GO,
          Refunding, 5.00%, 4/01/38                                            United States       35,000,000            30,843,750
          Various Purpose, 6.00%, 4/01/38                                      United States       20,000,000            20,279,400
          Various Purpose, Refunding, 5.25%, 3/01/38                           United States        7,220,000             6,672,507
       Clovis USD, GO, Capital Appreciation, Election of 2004, Series A,
          NATL Insured, zero cpn.,
          8/01/25                                                              United States        7,720,000             3,086,919
          8/01/26                                                              United States        3,985,000             1,507,765
          8/01/27                                                              United States        5,315,000             1,870,349

FRANKLIN STRATEGIC SERIES
FRANKLIN STRATEGIC INCOME FUND
STATEMENT OF INVESTMENTS, JANUARY 31, 2010 (UNAUDITED) (CONTINUED)

          8/01/29                                                               United States    5,315,000          $     1,613,421
       District of Columbia University Revenue, Georgetown University,
          Refunding, Series D, BHAC Insured, 5.50%, 4/01/36                     United States    1,875,000                2,034,750
   (d) New York City IDA, 144A, 11.00%, 3/01/29                                 United States    1,800,000                1,999,530
       Poway USD, GO, Election of 2008, ID 07-1-A, zero cpn.,
          8/01/27                                                               United States    1,025,000                  357,643
          8/01/30                                                               United States    1,025,000                  286,354
          8/01/32                                                               United States    1,280,000                  306,266
          8/01/33                                                               United States      675,000                  149,506
   (h) San Diego County Water Authority Financing Agency Water
          Revenue, Build America Bonds, San Diego Water, Refunding,
          Series B, 6.138%, 5/01/49                                             United States    6,650,000                6,787,189
       San Mateo County Community College District GO, Election of
          2001, Series C, NATL Insured, zero cpn.,
          9/01/30                                                               United States    2,475,000                  713,048
          3/01/31                                                               United States      675,000                  185,949
                                                                                                                    ---------------
       TOTAL MUNICIPAL BONDS (COST $80,847,025)                                                                          78,694,346
                                                                                                                    ---------------
       TOTAL INVESTMENTS BEFORE SHORT TERM INVESTMENTS (COST $3,946,295,971)                                          4,117,175,350
                                                                                                                    ---------------
       SHORT TERM INVESTMENTS 2.6%
       FOREIGN GOVERNMENT AND AGENCY SECURITIES 0.4%
       Government of Malaysia, 3.869%, 4/13/10                                     Malaysia     17,480,000 MYR            5,138,985
   (s) Israel Treasury Bills, 10/6/10 - 1/05/11                                     Israel      52,830,000 ILS           13,916,437
                                                                                                                    ---------------
       TOTAL FOREIGN GOVERNMENT AND AGENCY SECURITIES (COST $18,860,217)                                                 19,055,422
                                                                                                                    ---------------
       TOTAL INVESTMENTS BEFORE MONEY MARKET FUNDS (COST $3,965,156,188)                                              4,136,230,772
                                                                                                                    ---------------

                                                                                                     SHARES
                                                                                                ----------------
       MONEY MARKET FUNDS (COST $93,039,635) 2.2%
   (t) Institutional Fiduciary Trust Money Market
          Portfolio, 0.00%                                                      United States   93,039,635               93,039,635
                                                                                                                    ---------------
       TOTAL INVESTMENTS (COST $4,058,195,823) 99.2%                                                                  4,229,270,407
       OTHER ASSETS, LESS LIABILITIES 0.8%                                                                               36,028,346
                                                                                                                    ---------------
       NET ASSETS 100.0%                                                                                            $ 4,265,298,753
                                                                                                                    ===============

(a)  See Note 5 regarding restricted securities.

(b)  Non-income producing.

(c)  Rounds to less than 0.1% of net assets.

(d) Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and may be sold in transactions exempt from registration only to qualified institutional buyers or in a public offering registered under the Securities Act of 1933. These securities have been deemed liquid under guidelines approved by the Trust's Board of Trustees. At January 31, 2010, the aggregate value of these securities was $656,106,974, representing 15.38% of net assets.

(e)  The principal amount is stated in U.S. dollars unless otherwise indicated.

(f)  The coupon rate shown represents the rate at period end.

(g)  Income may be received in additional securities and/or cash.

(h) A portion or all of the security purchased on a when-issued or delayed delivery basis.

(i) Defaulted security or security for which income has been deemed uncollectible.

(j)  Perpetual security with no stated maturity date.

(k)  See Note 6 regarding other considerations.

(l)  Principal amount of security is adjusted for inflation.

(m) A supranational organization is an entity formed by two or more central governments through international treaties.

(n) The principal amount is stated in original face, and scheduled paydowns are reflected in the market price on ex-date.

(o)  Principal amount is stated in 100 Mexican Peso Units.

(p) Security was purchased pursuant to Regulation S under the Securities Act of 1933, which exempts from registration securities offered and sold outside of the United States. Such a security cannot be sold in the United States without either an effective registration statement filed pursuant to the Securities Act of 1933, or pursuant to an exemption from registration. This security has been deemed liquid under guidelines approved by the Trust's Board of Trustees. At January 31, 2010, the value of this security was $7,685,360, representing 0.18% of net assets.

(q)  Principal amount is stated in 1000 Brazilian Real Units.

(r)  Redemption price at maturity is adjusted for inflation.

(s)  The security is traded on a discount basis with no stated coupon rate.

(t) The Institutional Fiduciary Trust Money Market Portfolio is managed by the Fund's investment manager. The rate shown is the annualized seven-day yield at period end.

FRANKLIN STRATEGIC SERIES
FRANKLIN STRATEGIC INCOME FUND
STATEMENT OF INVESTMENTS, JANUARY 31, 2010 (UNAUDITED) (CONTINUED)

At January, 31, 2010, the Fund had the following forward exchange contracts outstanding. See Note 3.

FORWARD EXCHANGE CONTRACTS

                                                                  CONTRACT        SETTLEMENT    UNREALIZED     UNREALIZED
CURRENCY               COUNTERPARTY   TYPE       QUANTITY        AMOUNT(a)           DATE      APPRECIATION   DEPRECIATION
--------               ------------   ----   ---------------   -------------      ----------   ------------   ------------
Euro                   DBAB           Buy          1,677,066       2,395,102        2/04/10    $         --   $    (69,882)
Euro                   DBAB           Sell         9,257,000      13,101,988        2/04/10         267,333             --
Euro                   UBSW           Sell         6,497,000       9,216,579        2/11/10         208,756             --
Singapore Dollar       HSBC           Sell        22,605,000      15,000,000        2/17/10              --     (1,068,406)
Singapore Dollar       BZWS           Sell        22,582,500      15,000,000        2/17/10              --     (1,052,412)
Singapore Dollar       HSBC           Buy         22,605,000      15,895,507        2/17/10         172,899             --
Singapore Dollar       BZWS           Buy         22,582,500      15,879,685        2/17/10         172,727             --
Mexican Peso           CITI           Sell        10,450,730         772,678        3/22/10              --        (21,294)
Singapore Dollar       UBSW           Sell         3,797,000       2,499,918        3/23/10              --       (198,256)
Singapore Dollar       UBSW           Buy          3,797,000       2,669,244        3/23/10          28,930             --
Indian Rupee           DBAB           Buy         59,919,000       1,157,989        4/09/10         133,368             --
Indian Rupee           DBAB           Buy        128,487,000       2,481,402        4/12/10         286,864             --
Indian Rupee           JPHQ           Buy         86,303,000       1,654,265        4/13/10         204,952             --
Indian Rupee           JPHQ           Buy         84,715,000       1,654,267        4/15/10         170,367             --
Indian Rupee           DBAB           Buy         29,785,000         580,604        4/19/10          60,657             --
Indian Rupee           JPHQ           Buy         42,318,000         829,439        4/19/10          81,654             --
Indian Rupee           DBAB           Buy         60,176,000       1,161,219        4/26/10         133,424             --
Chilean Peso           CITI           Buy        940,566,000       1,601,645        4/27/10         196,955             --
Chilean Peso           JPHQ           Buy        937,202,000       1,601,644        4/27/10         190,523             --
Indian Rupee           JPHQ           Buy          8,585,000         165,894        4/27/10          18,788             --
Chilean Peso           CITI           Buy      1,510,671,000       2,562,631        4/28/10         325,998             --
Chilean Peso           UBSW           Buy        189,154,000         320,329        4/28/10          41,362             --
Indian Rupee           JPHQ           Buy         42,592,000         829,445        4/28/10          86,704             --
Indian Rupee           JPHQ           Buy         42,633,000         829,436        4/30/10          87,431             --
Euro                   DBAB           Sell         2,050,692       3,064,759        5/20/10         222,493             --
Indian Rupee           DBAB           Buy         81,531,000       1,661,220        6/01/10          87,910             --
Indian Rupee           HSBC           Buy          2,417,000          49,835        6/02/10           2,014             --
Indian Rupee           HSBC           Buy         11,961,000         249,188        6/03/10           7,379             --
Indian Rupee           HSBC           Buy         79,838,000       1,661,215        6/04/10          51,201             --
Indian Rupee           DBAB           Buy         39,919,000         830,608        6/07/10          25,405             --
Indian Rupee           DBAB           Buy         20,136,000         417,759        6/08/10          13,999             --
Indian Rupee           HSBC           Buy         16,031,000         332,249        6/08/10          11,490             --
Indian Rupee           DBAB           Buy         16,259,000         334,203        6/10/10          14,370             --
Indian Rupee           HSBC           Buy         16,292,000         334,195        6/11/10          15,060             --
Indian Rupee           BZWS           Buy         24,313,000         501,299        6/11/10          19,904             --
Indian Rupee           DBAB           Buy         40,697,000         835,496        6/16/10          36,601             --
Indian Rupee           DBAB           Buy         37,071,000         751,947        6/21/10          42,146             --
Euro                   UBSW           Sell         9,972,000      13,906,353        6/29/10          88,381             --
New Zealand Dollar     DBAB           Sell        29,251,645      18,000,000        7/06/10              --     (2,264,899)

FRANKLIN STRATEGIC SERIES
FRANKLIN STRATEGIC INCOME FUND
STATEMENT OF INVESTMENTS, JANUARY 31, 2010 (UNAUDITED) (CONTINUED)

New Zealand Dollar     DBAB           Buy         29,251,645      20,447,539         7/06/10             --       (182,640)
New Zealand Dollar     DBAB           Sell         2,611,615       1,680,574         7/30/10             --       (124,979)
New Zealand Dollar     DBAB           Buy          2,611,615       1,906,479         7/30/10             --       (100,925)
New Zealand Dollar     DBAB           Sell         2,601,679       1,671,189         8/03/10             --       (126,782)
New Zealand Dollar     BZWS           Sell         1,018,449         653,844         8/03/10             --        (49,986)
New Zealand Dollar     BZWS           Buy          1,018,449         740,005         8/03/10             --        (36,174)
New Zealand Dollar     DBAB           Sell         1,030,760         658,552         8/04/10             --        (53,715)
New Zealand Dollar     BZWS           Sell         1,026,315         658,894         8/04/10             --        (50,302)
New Zealand Dollar     DBAB           Buy          1,030,760         752,145         8/04/10             --        (39,878)
New Zealand Dollar     HSBC           Sell        30,300,000      19,598,040         8/05/10             --     (1,337,554)
New Zealand Dollar     HSBC           Buy         30,300,000      22,094,760         8/05/10             --     (1,159,166)
New Zealand Dollar     CITI           Sell         2,583,681       1,687,208         8/05/10             --        (97,970)
New Zealand Dollar     DBAB           Sell         1,532,902         999,146         8/05/10             --        (60,003)
Indonesian Rupiah      HSBC           Buy    144,620,000,000      14,000,000         8/06/10        892,773             --
New Zealand Dollar     CITI           Sell         2,023,648       1,322,484         8/06/10             --        (75,604)
New Zealand Dollar     FBCO           Sell         1,009,952         657,732         8/06/10             --        (40,020)
New Zealand Dollar     CITI           Sell         1,996,763       1,312,792         8/09/10             --        (66,312)
New Zealand Dollar     DBAB           Sell         2,005,773       1,319,398         8/09/10             --        (65,929)
New Zealand Dollar     FBCO           Sell         1,973,988       1,300,759         8/09/10             --        (62,614)
New Zealand Dollar     FBCO           Sell         1,977,450       1,313,284         8/11/10             --        (52,210)
New Zealand Dollar     DBAB           Sell        10,891,433       7,097,928         8/12/10             --       (422,216)
New Zealand Dollar     DBAB           Sell         5,501,000       3,570,699         8/13/10             --       (227,168)
New Zealand Dollar     DBAB           Sell         5,802,000       3,829,900         8/16/10             --       (174,585)
Brazilian Real         DBAB           Buy            731,000      35,502,477 JPY     8/17/10             --        (19,791)
Japanese Yen           UBSW           Sell       101,506,000       1,070,106         8/17/10             --        (55,698)
New Israeli Shekel     CITI           Buy          7,916,000       2,088,985         8/17/10         23,328             --
Brazilian Real         DBAB           Buy            540,000      26,001,000 JPY     8/18/10             --        (12,199)
Chilean Peso           JPHQ           Buy      4,247,280,800       7,760,000         8/18/10        404,446             --
Japanese Yen           JPHQ           Sell        50,440,000         535,059         8/18/10             --        (24,379)
Brazilian Real         DBAB           Buy            810,000      38,074,860 JPY     8/19/10             --         (8,135)
Chilean Peso           JPHQ           Buy      1,399,090,000       2,530,000         8/19/10        159,408             --
Japanese Yen           HSBC           Sell        50,206,000         533,652         8/19/10             --        (23,197)
New Israeli Shekel     DBAB           Buy            793,000         208,904         8/19/10          2,690             --
New Israeli Shekel     CITI           Buy          7,920,000       2,086,547         8/19/10         26,721             --
Euro                   UBSW           Sell         4,900,000       6,907,285         8/20/10        120,187             --
Euro                   BZWS           Sell         5,663,000       8,002,102         8/20/10        158,156             --
Japanese Yen           DBAB           Sell        50,397,000         533,652         8/20/10             --        (25,323)
Japanese Yen           BZWS           Sell        50,333,000         534,445         8/20/10             --        (23,820)
New Israeli Shekel     CITI           Buy          3,038,500         794,982         8/20/10         15,750             --
Euro                   UBSW           Sell         4,900,000       6,930,854         8/23/10        143,960             --
Japanese Yen           CITI           Sell       100,563,000       1,068,881         8/23/10             --        (46,549)
Japanese Yen           FBCO           Sell        99,826,000       1,068,887         8/23/10             --        (38,369)
New Israeli Shekel     CITI           Buy          5,185,400       1,359,855         8/23/10         23,601             --
Japanese Yen           JPHQ           Sell       100,349,000       1,068,879         8/24/10             --        (44,192)
Japanese Yen           BZWS           Sell       100,015,000       1,068,879         8/24/10             --        (40,487)
New Zealand  Dollar    FBCO           Sell         4,934,741       3,253,870         8/24/10             --       (149,344)
Japanese Yen           DBAB           Sell        49,740,000         534,436         8/25/10             --        (17,286)
New Zealand  Dollar    DBAB           Sell         4,911,000       3,283,004         8/27/10             --       (102,831)

FRANKLIN STRATEGIC SERIES
FRANKLIN STRATEGIC INCOME FUND
STATEMENT OF INVESTMENTS, JANUARY 31, 2010 (UNAUDITED) (CONTINUED)

Brazilian Real         DBAB           Buy            541,000      25,277,143 JPY     8/31/10             --         (4,646)
Euro                   DBAB           Sell         4,170,000       5,979,780         9/01/10        204,514             --
Japanese Yen           JPHQ           Sell        49,853,000         534,442         9/01/10             --        (18,584)
Mexican Peso           DBAB           Sell       105,094,654       7,538,531         9/01/10             --       (283,227)
Brazilian Real         DBAB           Buy            811,000      37,498,207 JPY     9/02/10             --         (2,820)
Japanese Yen           HSBC           Sell        49,331,000         534,446         9/02/10             --        (12,795)
Euro                   BZWS           Sell         8,005,000      11,402,322         9/07/10        316,415             --
Japanese Yen           HSBC           Sell        74,296,000         801,657         9/09/10             --        (22,601)
Japanese Yen           HSBC           Sell        74,042,000         801,667         9/10/10             --        (19,783)
Japanese Yen           DBAB           Sell        60,895,000         663,373         9/10/10             --        (12,220)
Japanese Yen           UBSW           Sell        50,584,000         552,806         9/13/10             --         (8,414)
Brazilian Real         DBAB           Buy          1,217,000      56,745,424 JPY     9/15/10             --        (11,705)
Japanese Yen           HSBC           Sell        40,245,000         442,243         9/15/10             --         (4,279)
Japanese Yen           UBSW           Sell        59,943,000         663,372         9/15/10             --         (1,701)
Japanese Yen           BZWS           Sell        39,800,000         442,247         9/15/10            662             --
Japanese Yen           DBAB           Sell        20,012,000         221,127         9/16/10             --           (911)
Japanese Yen           HSBC           Sell        59,697,000         663,374         9/16/10          1,021             --
New Zealand Dollar     DBAB           Sell         2,908,311       1,983,468         9/16/10             --        (17,673)
Japanese Yen           DBAB           Sell     1,722,350,000      19,000,000         9/17/10             --       (110,121)
United States Dollar   UBSW           Buy         20,000,000      13,632,336 EUR     9/20/10      1,123,400             --
Japanese Yen           JPHQ           Sell        40,023,000         442,243         9/21/10             --         (1,850)
Japanese Yen           HSBC           Sell        19,844,000         221,128         9/21/10            940             --
Japanese Yen           JPHQ           Sell         9,657,000         106,713         9/24/10             --           (444)
Japanese Yen           JPHQ           Sell           960,000          10,668         9/27/10             15             --
Euro                   UBSW           Sell         8,180,000      11,954,252        10/04/10        629,047             --
Philippine Peso        HSBC           Buy         50,559,000       1,045,147        10/04/10         13,962             --
Philippine Peso        DBAB           Buy         63,030,000       1,306,430        10/04/10         13,922             --
Philippine Peso        HSBC           Buy         75,377,000       1,567,720        10/05/10         11,150             --
Philippine Peso        DBAB           Buy         75,358,000       1,567,705        10/05/10         10,767             --
Philippine Peso        JPHQ           Buy         19,908,000         418,060        10/06/10             --         (1,094)
Philippine Peso        DBAB           Buy         61,862,000       1,306,428        10/07/10             --        (10,856)
Euro                   BZWS           Sell         8,197,000      12,070,083        10/08/10        721,795             --
Philippine Peso        DBAB           Buy         49,502,000       1,045,140        10/08/10             --         (8,505)
Philippine Peso        HSBC           Buy         49,596,000       1,045,149        10/08/10             --         (6,546)
Philippine Peso        JPHQ           Buy         24,697,000         522,566        10/08/10             --         (5,380)
Philippine Peso        CITI           Buy         24,762,000         522,581        10/08/10             --         (4,034)
Philippine Peso        DBAB           Buy         14,740,000         313,550        10/12/10             --         (4,975)
Philippine Peso        JPHQ           Buy         54,934,000       1,173,812        10/13/10             --        (23,885)
Philippine Peso        HSBC           Buy         24,577,000         522,581        10/13/10             --         (8,114)
Euro                   DBAB           Sell         6,090,000       9,057,048        10/19/10        626,710             --
Japanese Yen           DBAB           Sell     2,075,980,000      23,000,000        10/19/10             --        (43,142)
Philippine Peso        JPHQ           Buy        712,650,000      15,000,000        10/22/10             --        (92,934)
Chinese Yuan           HSBC           Buy         19,992,188       3,036,573        10/25/10             --        (95,312)
Japanese Yen           JPHQ           Sell       993,630,000      11,000,000        10/25/10             --        (30,021)
Chinese Yuan           HSBC           Buy         33,924,068       5,138,298        10/26/10             --       (147,152)
Euro                   BZWS           Sell         5,986,000       8,955,655        10/26/10        669,863             --
Chinese Yuan           HSBC           Buy         20,270,115       3,064,034        10/27/10             --        (81,521)
Euro                   UBSW           Sell         9,398,000      14,073,975        10/27/10      1,065,413             --

FRANKLIN STRATEGIC SERIES
FRANKLIN STRATEGIC INCOME FUND
STATEMENT OF INVESTMENTS, JANUARY 31, 2010 (UNAUDITED) (CONTINUED)

Chinese Yuan           HSBC           Buy        200,100,000      30,000,000        10/29/10             --       (553,032)
Japanese Yen           JPHQ           Sell     1,081,080,000      12,000,000        11/02/10             --         (2,730)
Euro                   UBSW           Sell         3,997,188       5,941,980        11/17/10        410,064             --
Philippine Peso        JPHQ           Buy        526,020,000      11,000,000        11/26/10             --        (24,969)
Euro                   DBAB           Sell        15,647,857      23,323,131        11/29/10      1,669,328             --
Japanese Yen           BOFA           Sell     1,772,250,000      20,000,000        11/29/10        312,152             --
Euro                   UBSW           Sell         5,950,000       8,891,383        12/02/10        657,857             --
Japanese Yen           BZWS           Sell       859,300,000      10,000,000        12/02/10        453,460             --
Mexican Peso           CITI           Sell        12,522,000         922,023        12/02/10          1,722             --
Japanese Yen           UBSW           Sell     1,055,280,000      12,000,000        12/10/10        274,178             --
Euro                   UBSW           Sell         9,520,000      13,968,982        12/13/10        796,498             --
British Pound          DBAB           Sell         1,525,000       2,469,738        12/15/10         37,869             --
Euro                   DBAB           Sell         1,947,500       2,839,260        12/15/10        144,617             --
Euro                   UBSW           Sell         3,226,000       4,717,057        12/16/10        253,463             --
Euro                   CITI           Sell        10,316,000      15,083,643        12/16/10        810,104             --
Euro                   UBSW           Sell         6,411,937       9,291,858        12/17/10        420,174             --
Philippine Peso        HSBC           Buy        476,600,000      10,000,000        12/28/10             --        (79,008)
Japanese Yen           HSBC           Sell       642,460,000       7,000,000         1/07/11             --       (143,026)
Chilean Peso           DBAB           Buy      6,367,400,000      13,000,000         1/10/11             --       (739,281)
Euro                   UBSW           Sell        16,770,000      24,101,006         1/10/11        902,146             --
Indian Rupee           HSBC           Buy        512,050,000      11,000,000         1/10/11             --       (197,270)
Euro                   BZWS           Sell         5,148,050       7,408,043         1/12/11        286,578             --
Euro                   DBAB           Sell         7,289,000      10,412,337         1/12/11        329,225             --
Euro                   JPHQ           Sell         3,605,906       5,219,639         1/13/11        231,511             --
Japanese Yen           BZWS           Sell     1,289,890,000      14,000,000         1/13/11             --       (343,156)
Philippine Peso        JPHQ           Buy        107,531,000       2,312,158         1/13/11             --        (76,351)
Philippine Peso        HSBC           Buy         17,260,000         369,040         1/14/11             --        (10,192)
Euro                   BZWS           Sell         7,281,540      10,444,277         1/19/11        372,048             --
Japanese Yen           DBAB           Sell       815,040,000       9,000,000         1/19/11             --        (64,144)
Euro                   BZWS           Sell         2,962,111       4,178,265         1/26/11         81,138             --
Euro                   DBAB           Sell         9,546,786      13,479,585         1/27/11        274,786             --
                                                                                               ------------   ------------
                       Unrealized appreciation (depreciation)                                    19,607,579    (13,243,885)
                                                                                               ------------   ------------
                          Net unrealized appreciation (depreciation)                           $  6,363,694
                                                                                               ============

(a)  ln U.S. dollars unless otherwise indicated.

ABBREVIATIONS

COUNTERPARTY

BOFA   Bank of America N.A.
BZWS   Barclays Bank PLC
CITI   Citibank NA
DBAB   Deutsche Bank AG
FBCO   Credit Suisse International
HSBC   HSBC Bank USA, NA
JPHQ   JPMorgan Chase Bank, NA
UBSW   UBS AG

FRANKLIN STRATEGIC SERIES
FRANKLIN STRATEGIC INCOME FUND
STATEMENT OF INVESTMENTS, JANUARY 31, 2010 (UNAUDITED) (CONTINUED)

CURRENCY

AUD   Australian Dollar
BRL   Brazilian Real
EUR   Euro
GBP   British Pound
IDR   Indonesian Rupiah
ILS   New Israeli Shekel
JPY   Japanese Yen
KRW   South Korean Won
LKR   Sri Lankan Rupee
MXN   Mexican Peso
MYR   Malaysian Ringgit
NOK   Norwegian Krone
NZD   New Zealand Dollar
PLN   Polish Zloty
SEK   Swedish Krona

SELECTED PORTFOLIO

BHAC   Berkshire Hathaway Assurance Corp.
CLO    Collateralized Loan Obligation
FRN    Floating Rate Note
GO     General Obligation
ID     Improvement District
IDA    Industrial Development Authority/Agency
L/C    Letter of Credit
NATL   National Public Financial Guarantee Corp.
PIK    Payment-In-Kind
SF     Single Family
USD    Unified/Union School District

FRANKLIN STRATEGIC SERIES
Notes to Statements of Investments (unaudited)

1. ORGANIZATION

Franklin Strategic Series (Trust) is registered under the Investment Company Act of 1940, as amended, as an open-end investment company, consisting of eight funds (Funds).

2. SECURITY VALUATION

Equity and other securities listed on a securities exchange or on the NASDAQ National Market System are valued at the last quoted sale price or the official closing price of the day, respectively. Over-the-counter securities and listed securities for which there is no reported sale are valued within the range of the most recent quoted bid and ask prices. Securities that trade in multiple markets or on multiple exchanges are valued according to the broadest and most representative market. Certain equity securities are valued based upon fundamental characteristics or relationships to similar securities. Investments in open-end mutual funds and non-registered money funds are valued at the closing net asset value.

Corporate debt securities, government securities, municipal securities, mortgage backed securities, asset-backed securities, collateralized debt obligations and other debt securities generally trade in the over-the-counter market rather than on a securities exchange. The Funds may utilize independent pricing services, quotations from bond dealers, and information with respect to bond and note transactions, to assist in determining a current market value for each security. The Funds' pricing services may use valuation models or matrix pricing which considers information with respect to comparable bond and note transactions, quotations from bond dealers, or by reference to other securities that are considered comparable in such characteristics as rating, interest rate and maturity date, option adjusted spread models, prepayment projections, interest rate spreads and yield curves, to determine current value. Debt securities denominated in a foreign currency are converted into their US. dollar equivalent at the foreign exchange rate in effect at the close of the NYSE on the date that the values of the foreign debt securities are determined.

Senior secured corporate loans with floating or variable interest rates generally trade in the over-the-counter market rather than on a securities exchange. The Funds may utilize independent pricing services, quotations from loan dealers and other financial institutions, and information with respect to bond and note transactions, to assist in determining a current market value for each security. The Funds' pricing services use independent market quotations from loan dealers or financial institutions and may incorporate valuation methodologies that consider multiple bond characteristics such as dealer quotes, issuer type, coupon, maturity, weighted average maturity, interest rate spreads and yield curves, cash flow and credit risk/quality analysis, to determine current value.

Foreign equity securities are valued as of the close of trading on the foreign stock exchange on which the security is primarily traded, or the NYSE, whichever is earlier. If no sale is reported at that time, the foreign equity security will be valued within the range of the most recent quoted bid and ask prices. The value is then converted into its U.S. dollar equivalent at the foreign exchange rate in effect at the close of the NYSE on the day that the value of the security is determined. Occasionally, events may impact the availability or reliability of foreign exchange rates used to convert to the U.S. dollar equivalent value. If such an event occurs, the foreign exchange rate will be valued at fair value using procedures established and approved by the Funds' Board of Trustees.

The Funds have procedures to determine the fair value of individual securities and other assets for which market prices are not readily available or which may not be reliably priced. Methods for valuing these securities may include: fundamental analysis based upon the underlying investment book value, anticipated future cash flows, market changes in comparable or similar securities, matrix pricing, discounts from market prices of similar securities, or discounts applied due to the nature and duration of restrictions on the disposition of the securities. Due to the inherent uncertainty of valuations of such securities, the fair values may differ significantly from the values that would have been used had a ready market for such investments existed. Occasionally, events occur between the time at which trading in a security is completed and the close of the NYSE that might call into question the availability (including the reliability) of the value of a portfolio security held by the fund. The investment manager monitors price movements following the close of trading in foreign stock markets through a series of country specific market proxies (such as baskets of American Depository Receipts, futures contracts and exchange traded funds). These price movements are measured against established trigger thresholds for each specific market proxy to assist in determining if an event has occurred. If such an event occurs, the securities may be valued using fair value procedures, which may include the use of independent pricing services. All security valuation procedures are approved by the Funds' Board of Trustees.

3. DERIVATIVE FINANCIAL INSTRUMENTS

Certain funds may invest in derivative financial instruments (derivatives) in order to manage risk or gain exposure to various other investments or markets. Derivatives are financial contracts based on an underlying or notional amount, require no initial investment or an initial net investment that is smaller than would normally be required to have a similar response to changes in market factors, and require or permit net settlement. Derivatives may contain various risks including the potential inability of the counterparty to fulfill their obligations under the terms of the contract, the potential for an illiquid secondary market, and the potential for market movements.

Derivatives are marked to market daily based upon quotations from market makers or the Fund's independent pricing services and the Fund's net benefit or obligation under the contract, as measured by the fair market value of the contract, is included in net assets.

Certain funds enter into forward exchange contracts in order to hedge against fluctuations in foreign exchange rates or to gain exposure to certain foreign currencies. A forward exchange contract is an agreement between the Fund and a counterparty to buy or sell a foreign currency for a specific exchange rate on a future date. Pursuant to the terms of the forward exchange contracts, cash or securities may be required to be deposited as collateral.

4. INCOME TAXES

At January 31, 2010, the cost of investments and net unrealized appreciation (depreciation) for income tax purposes were as follows:

                                                  FRANKLIN        FRANKLIN        FRANKLIN          FRANKLIN
                                               BIOTECHNOLOGY       FLEX CAP     FOCUSED CORE         GROWTH
                                              DISCOVERY FUND     GROWTH FUND     EQUITY FUND   OPPORTUNITIES FUND
                                              --------------   --------------   ------------   ------------------
Cost of investments                            $277,213,934    $2,355,476,179    $10,151,774      $352,864,460
                                               ------------    --------------    -----------      ------------
Unrealized appreciation                        $ 76,296,641    $  591,131,985    $ 1,794,109      $ 88,238,601
Unrealized depreciation                         (40,390,876)      (46,283,849)      (603,639)      (15,971,778)
                                               ------------    --------------    -----------      ------------
Net unrealized appreciation (depreciation)     $ 35,905,765    $  544,848,136    $ 1,190,470      $ 72,266,823
                                               ============    ==============    ===========      ============

                                                  FRANKLIN          FRANKLIN        FRANKLIN          FRANKLIN
                                             NATURAL RESOURCES     SMALL CAP      SMALL MID-CAP   STRATEGIC INCOME
                                                    FUND          GROWTH FUND      GROWTH FUND          FUND
                                             -----------------   -------------   --------------   ----------------
Cost of investments                            $727,450,140      $289,921,243    $2,879,581,421    $4,069,503,093
                                               ------------      ------------    --------------    --------------
Unrealized appreciation                        $152,733,427      $ 67,754,869    $  777,410,834    $  241,325,437
Unrealized depreciation                         (90,078,654)      (39,395,346)     (246,471,466)      (81,558,123)
                                               ------------      ------------    --------------    --------------
Net unrealized appreciation (depreciation)     $ 62,654,773      $ 28,359,523    $  530,939,368    $  159,767,314
                                               ============      ============    ==============    ==============

5. RESTRICTED SECURITIES

At January 31, 2010, the following funds held investments in restricted securities, excluding 144A securities deemed to be liquid, valued in accordance with procedures approved by the Trust's Board of Trustees as reflecting fair value, as follows:

   SHARES/WARRANTS/
   PRINCIPAL AMOUNT        ISSUER                                               ACQUISITION DATES      COST        VALUE
-----------------------   ---------------------------------------------------   -----------------   ----------   -----------
FRANKLIN BIOTECHNOLOGY DISCOVERY FUND
      1,500,000 (a) CAD   ConjuChem Biotechnologies Inc.,
                             cvt., sub. note, 144A, 8.00%,
                             12/31/10                                                12/12/07       $1,480,677   $   964,010
      1,128,271           Fibrogen Inc., pfd., E                                      5/19/00        5,065,937     5,077,219
      1,006,900           Indevus Pharmaceuticals Inc., Escrow Account                2/20/09        1,107,590       314,656
                                                                                                                 -----------
                             TOTAL RESTRICTED SECURITIES(2.05% of Net Assets)                                    $ 6,355,885
                                                                                                                 ===========
FRANKLIN FLEX CAP GROWTH FUND
         36,443           Anda Networks                                               3/24/00       $2,000,000   $    26,603
      2,227,171           FibroGen Inc., pfd., E                                      5/19/00        9,999,998    10,022,269
                                                                                                                 -----------
                             TOTAL RESTRICTED SECURITIES(0.35% of Net Assets)                                    $10,048,872
                                                                                                                 -----------
FRANKLIN GROWTH OPPORTUNITIES FUND
        374,806           Dilithium Networks Inc., depository receipt,                7/13/06       $  873,300   $        --
                             D, pfd., 144A, PIPES
         14,501           Dilithium Networks Inc., 11.00%, 12/31/09                   10/30/08          14,501        29,002
         12,447           Dilithium Networks Inc., wts., 12/31/09                     10/30/08                            30
                                                                                                                 -----------
                             TOTAL RESTRICTED SECURITIES(0.01% of Net Assets)                                    $    29,032
                                                                                                                 ===========
FRANKLIN NATURAL RESOURCES FUND
        199,375           Energy Coal Resources, 144A                           11/16/05-5/05/06    $  741,939   $        --
         29,847           Energy Coal Resources, 144A, pfd.                           3/17/09        2,376,164            --
      1,000,000           CGA Mining Ltd., 144A                                       1/20/10        2,166,915     1,592,918
        500,000 (b)       Nevsun Resources Ltd., 144A                                10/20/09        1,357,789       946,191
                                                                                                                 -----------
                            TOTAL RESTRICTED SECURITIES(0.33% of Net Assets)                                     $ 2,539,109
                                                                                                                 ===========
FRANKLIN SMALL-MID CAP GROWTH FUND
         91,107           Anda Networks                                               3/24/00       $5,000,000   $    66,508
                                                                                                                 ===========
                             TOTAL RESTRICTED SECURITIES(O.OO%(c) of Net Assets)
FRANKLIN STRATEGIC INCOME FUND
        516,372           Cambridge Industries Liquidating Trust Interest             1/09/02       $       --   $        --
         64,666           VS Holdings Inc                                            12/06/01           64,666            --
                                                                                                                 -----------
                            TOTAL RESTRICTED SECURITIES(0.00% of Net Assets)                                     $        --
                                                                                                                 ===========

(a) The Fund also invests in unrestricted securities of the issuer, valued at $0 as of January 31, 2010.

(b) The Fund also invests in unrestricted securities of the issuer, valued at $862,351 as of January 31, 2010.

(c)  Rounds to less than 0.01 % of net assets.

CURRENCY ABBREVIATIONS
CAD - Canandian Dollar

6. OTHER CONSIDERATIONS

From time to time, officers, directors or employees of the Franklin Strategic Income Fund's Investment Manager may have discussions or enter into agreements with issuers, underwriters or creditors' committees which, pursuant to the fund's policies and requirements of applicable securities laws, could prevent the fund from trading in the securities of such company for limited or extended periods of time.

7. FAIR VALUE MEASUREMENTS

The Funds follow a fair value hierarchy that distinguishes between market data obtained from independent sources (observable inputs) and the Funds' own market assumptions (unobservable inputs). These inputs are used in determining the value of the Funds' investments and are summarized in the following fair value hierarchy:

     -    Level 1 - quoted prices in active markets for identical securities

     - Level 2 - other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speed, credit risk, etc.)

     - Level 3 - significant unobservable inputs (including the Funds' own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used as of January 31, 2010, in valuing the Funds' assets and liabilities carried at fair value:

                                                              LEVEL 1          LEVEL 2          LEVEL 3           TOTAL
                                                          --------------   --------------   --------------     --------------
FRANKLIN BIOTECHNOLOGY DISCOVERY FUND
ASSETS:
   Investments in Securities:
      Equity Investments:(a)
         Biotechnology                                    $  232,947,157   $           --   $    5,391,875     $  238,339,032
         All Other Equity Investments(b)                      72,432,657               --               --         72,432,657
   Convertible Bonds                                                  --               --          964,010            964,010
   Short Term Investments                                             --        1,384,000               --          1,384,000
                                                          --------------   --------------   --------------     --------------
            Total Investments in Securities               $  305,379,814   $    1,384,000   $    6,355,885     $  313,119,699
                                                          --------------   --------------   --------------     --------------
FRANKLIN FLEX CAP GROWTH FUND
ASSETS:
   Investments in Securities:
      Equity Investments:(a)
         Pharmaceuticals, Biotechnology & Life
            Sciences                                      $  265,828,723   $           --   $   10,022,269     $  275,850,992
         Telecommunication Services                           86,773,500               --           26,603         86,800,103
         All Other Equity Investments(b)                   2,474,108,844               --               --      2,474,108,844
   Short Term Investments                                     63,564,376               --               --         63,564,376
                                                          --------------   --------------   --------------     --------------
            Total Investments in Securities               $2,890,275,443   $           --   $   10,048,872     $2,900,324,315
                                                          --------------   --------------   --------------     --------------
FRANKLIN FOCUSED CORE EQUITY FUND
ASSETS:
   Investments in Securities:
      Equity Investments(a, b)                            $   10,968,858   $           --   $           --     $   10,968,858
      Short Term Investments                                     373,386               --               --            373,386
                                                          --------------   --------------   --------------     --------------
            Total Investments in Securities               $   11,342,244   $           --   $           --     $   11,342,244
                                                          --------------   --------------   --------------     --------------
FRANKLIN GROWTH OPPORTUNITIES FUND
ASSETS:
   Investments in Securities:
      Equity Investments:(a)
         Information Technology                           $  145,044,580   $           --   $           30(c)  $  145,044,610
         All Other Equity Investments(b)                     278,229,671               --               --        278,229,671

      Notes                                                           --               --           29,002             29,002
      Short Term Investments                                          --        1,828,000               --          1,828,000
                                                          --------------   --------------   --------------     --------------
         Total Investments in Securities                  $  423,274,251   $    1,828,000   $       29,032     $  425,131,283
                                                          --------------   --------------   --------------     --------------
FRANKLIN NATURAL RESOURCES FUND
ASSETS:
   Investments in Securities:
      Equity Investments:(a)
         Gold                                             $   50,614,328   $           --   $    2,539,109     $   53,153,437
         Oil & Gas Exploration & Production                  195,082,240        8,617,770               --        203,700,010
         All Other Equity Investments(b)                     489,370,914               --               --(c)     489,370,914
   Short Term Investments                                     43,880,552               --               --         43,880,552
                                                          --------------   --------------   --------------     --------------
            Total Investments in Securities               $  778,948,034   $    8,617,770   $    2,539,109     $  790,104,913
                                                          --------------   --------------   --------------     --------------
FRANKLIN SMALL CAP GROWTH FUND
ASSETS:
   Investments in Securities:
      Equity Investments:(a, b)                           $  302,801,806   $           --   $           --     $  302,801,806
      Short Term Investments                                  13,644,960        1,834,000               --         15,478,960
                                                          --------------   --------------   --------------     --------------
            Total Investments in Securities               $  316,446,766   $    1,834,000   $           --     $  318,280,766
                                                          --------------   --------------   --------------     --------------
FRANKLIN SMALL-MID CAP GROWTH FUND
ASSETS:
   Investments in Securities:
      Equity Investments:
         Telecommunication Services                       $   96,595,305   $           --   $       66,508     $   96,661,813
         All Other Equity Investments(b)                   3,200,408,592               --               --      3,200,408,592
   Convertible Bonds                                                  --        4,649,651               --          4,649,651
   Short Term Investments                                     99,195,322        9,605,411               --        108,800,733
                                                          --------------   --------------   --------------     --------------
            Total Investments in Securities               $3,396,199,219   $   14,255,062   $       66,508     $3,410,520,789
                                                          --------------   --------------   --------------     --------------
FRANKLIN STRATEGIC INCOME FUND
ASSETS:
   Investments in Securities:
      Equity Investments:(a)
         Automobiles & Components                         $           --   $           --   $           --(c)  $           --
         Banks                                                   214,000          183,012               --            397,012
         Commercial & Professional Services                           --               --               --(c)              --
         Diversified Financials                                       --        1,523,417               --          1,523,417
         Media                                                   652,480        3,683,153               --          4,335,633
      Senior Floating Rate Interests                                  --      588,851,226               --        588,851,226
      Corporate Bonds                                                 --    1,721,840,018               --      1,721,840,018
      Asset-Backed Securities and Commercial Mortgage-
         Backed Securities                                            --      273,389,525               --        273,389,525
      Mortgage-Backed Securities                                      --      176,655,188               --        176,655,188
      U.S. Government and Agency Securities                           --      215,815,245               --        215,815,245
      Foreign Government and Agency Securities                        --    1,055,673,740               --      1,055,673,740
      Municipal Bonds                                                 --       78,694,346               --         78,694,346
   Short Term Investments                                     93,039,635       19,055,422               --        112,095,057
                                                          --------------   --------------   --------------     --------------
            Total Investments in Securities               $   93,906,115   $4,135,364,292   $           --     $4,229,270,407
                                                          --------------   --------------   --------------     --------------

      Forward Exchange  Contracts                                     --       19,607,579               --          19,607,579
   LIABILITIES:
      Forward Exchange  Contracts                                     --       13,243,885               --          13,243,885

(a) Includes common, preferred stock and convertible preferred stock as well as other equity investments.

(b) For detailed industry descriptions, see the accompanying Statements of Investments.

(c)  Includes securities determined to have no value at January 31, 2010.

At January 31, 2010, the reconciliation of assets in which significant unobservable inputs (Level 3) were used in determining the Funds' fair value, were as follows:


                                                                                                                      NET CHANGE IN
                                                                                                                        UNREALIZED
                                                                                                                       APPRECIATION
                                                                                                                      (DEPRECIATION)
                                                       NET     NET CHANGE IN                 TRANSFER                 ATTRIBUTABLE
                                                    REALIZED     UNREALIZED        NET       IN (OUT)                  TO ASSETS
                                       BEGINNING      GAIN      APPRECIATION    PURCHASES    OF LEVEL     ENDING      STILL HELD AT
                                        BALANCE      (LOSS)    (DEPRECIATION)    (SALES)        3        BALANCE       PERIOD END
                                      -----------   --------   --------------  -----------   --------  -----------    -------------
FRANKLIN BIOTECHNOLOGY
   DISCOVERY FUND
   ASSETS
      Equity Investments:(a)
         Biotechnology                $ 6,787,229   $     --    $(1,395,354)   $        --   $     --  $ 5,391,875    $(1,395,354)
      Convertible Bonds                   785,900         --        178,110             --         --      964,010        178,110
                                      -----------   --------    -----------    -----------   --------  -----------    -----------
            Total                     $ 7,573,129   $     --    $(1,217,244)   $        --   $     --  $ 6,355,885    $(1,217,244)
                                      -----------   --------    -----------    -----------   --------  -----------    -----------
FRANKLIN FLEX CAP GROWTH FUND
   ASSETS
      Equity Investments:(a)
         Pharmaceuticals,
            Biotechnology & Life
            Sciences                  $11,224,942   $     --    $(1,202,673)   $        --   $     --  $10,022,269    $(1,202,673)
         Telecommunication
            Services                       28,061         --         (1,458)            --         --       26,603         (1,458)
                                      -----------   --------    -----------    -----------   --------  -----------    -----------
            Total                     $11,253,003   $     --    $(1,204,131)   $        --   $     --  $10,048,872    $(1,204,131)
                                      -----------   --------    -----------    -----------   --------  -----------    -----------
FRANKLIN GROWTH OPPORTUNITIES FUND
   ASSETS
      Equity Investments:(a)
         Information Technology       $   487,248   $     --    $  (487,218)   $        --   $     --  $        30(b) $  (487,218)
      Notes                                14,501         --         14,501             --         --       29,002         14,501
                                      -----------   --------    -----------    -----------   --------  -----------    -----------
            Total                     $   501,749   $     --    $  (472,717)   $        --   $     --  $    29,032    $  (472,717)
                                      -----------   --------    -----------    -----------   --------  -----------    -----------
FRANKLIN NATURAL RESOURCES FUND
   ASSETS
      Equity Investments:(a)
         Coal & Consumable Fuels      $   399,194   $     --    $  (399,194)   $        --   $     --  $        --(b) $  (399,194)
         Gold                                  --         --       (932,743)     3,471,852         --    2,539,109       (932,743)
                                      -----------   --------    -----------    -----------   --------  -----------    -----------
            Total                     $   399,194   $     --    $(1,331,937)   $3,471 ,852   $     --  $ 2,539,109    $(1,331,937)
                                      -----------   --------    -----------    -----------   --------  -----------    -----------
FRANKLIN SMALL-MID CAP GROWTH FUND
   ASSETS
      Equity Investments:
         Telecommunication
            Services                  $    70,152   $     --    $    (3,644)   $        --   $     --  $    66,508    $    (3,644)
                                      -----------   --------    -----------    -----------   --------  -----------    -----------

(a)  Includes common and preferred stock as well as other equity investments.

(b)  Includes securities determined to have no value at January 31 , 2010.

8. NEW ACCOUNTING PRONOUNCEMENTS

In January 2010, the Financial Accounting Standards Board (FASB) issued Accounting Standards Update (ASU) No. 2010-6, FAIR VALUE MEASUREMENTS AND DISCLOSURES (TOPIC 820): IMPROVING DISCLOSURES ABOUT FAIR VALUE MEASUREMENTS, which enhances and clarifies existing fair value measurement disclosure requirements and is effective for interim and annual periods beginning after December 15, 2009. The Funds are currently evaluating the impact, if any, of applying this provision.

In March 2010, the FASB issued ASU No. 2010-11, DERIVATIVES AND HEDGING (TOPIC
815): SCOPE EXCEPTION RELATED TO EMBEDDED CREDIT DERIVATIVES, which clarifies existing derivatives and hedging disclosure requirements and is effective for fiscal quarters beginning after June 15, 2010. The Funds are currently evaluating the impact, if any, of applying this provision.

9. SUBSEQUENT EVENTS

The Funds have evaluated subsequent events through the issuance of the financial statements and determined that no events have occurred that require disclosure.

For information on the Funds' policy regarding other significant accounting policies, please refer to the Funds' most recent semiannual or annual shareholder report.

Item 2. Controls and Procedures.

(a) EVALUATION OF DISCLOSURE CONTROLS AND PROCEDURES. The Registrant maintains disclosure controls and procedures that are designed to ensure that information required to be disclosed in the Registrant's filings under the Securities Exchange Act of 1934 and the Investment Company Act of 1940 is recorded, processed, summarized and reported within the periods specified in the rules and forms of the Securities and Exchange Commission. Such information is accumulated and communicated to the Registrant's management, including its principal executive officer and principal financial officer, as appropriate, to allow timely decisions regarding required disclosure. The Registrant's management, including the principal executive officer and the principal financial officer, recognizes that any set of controls and procedures, no matter how well designed and operated, can provide only reasonable assurance of achieving the desired control objectives.

Within 90 days prior to the filing date of this Quarterly Schedule of Portfolio Holdings on Form N-Q, the Registrant had carried out an evaluation, under the supervision and with the participation of the Registrant's management, including the Registrant's principal executive officer and the Registrant's principal financial officer, of the effectiveness of the design and operation of the Registrant's disclosure controls and procedures. Based on such evaluation, the Registrant's principal executive officer and principal financial officer concluded that the Registrant's disclosure controls and procedures are effective.

(b) CHANGES IN INTERNAL CONTROLS. There have been no significant changes in the Registrant's internal controls or in other factors that could significantly affect the internal controls subsequent to the date of their evaluation in connection with the preparation of this Quarterly Schedule of Portfolio Holdings on Form N-Q.

Item 3. Exhibits.

(a) Certification pursuant to Section 30a-2 under the Investment Company Act of 1940 of Laura F. Fergerson, Chief Executive Officer - Finance and
Administration, and Gaston Gardey, Chief Financial Officer and Chief Accounting Officer.

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

FRANKLIN STRATEGIC SERIES

By /s/LAURA F. FERGRESON
  ----------------------
   Laura F. Fergerson
   Chief Executive Officer -
     Finance and Administration
Date  March 30, 2010

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By /s/LAURA F. FERGRESON
  ----------------------
   Laura F. Fergerson
   Chief Executive Officer -
     Finance and Administration
Date  March 30, 2010


By /s/GASTON GARDEY
  -----------------
  Gaston Gardey
  Chief Financial Officer and
    Chief Accounting Officer
Date  March 30, 2010